MassMutual Global Floating Rate Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

COMMON STOCK — 0.7%
Basic Materials — 0.0%
Mining — 0.0%
Boomerang Tube Holdings, Inc. (a) (b) (c)	1,769	$—
Communications — 0.1%
Telecommunications — 0.1%
Technicolor SA (c)	88,751	262,619
Consumer, Cyclical — 0.2%
Leisure Time — 0.2%
Carlson Travel, Inc. (c)	43,227	821,313
Consumer, Non-cyclical — 0.2%
Food — 0.1%
CTI Foods Holding Co., LLC (a) (b) (c)	4,657	430,866
Health Care – Services — 0.1%
Don Jersey Topco Ltd. (Acquired 3/08/20, Cost $233,833) (a) (b) (c) (d)	333,090	311,401
		742,267
Energy — 0.2%
Oil & Gas — 0.0%
Fieldwood Energy LLC (c)	26,365	—
Fieldwood Energy LLC (a) (b) (c)	6,469	—
Sabine Oil & Gas Holdings LLC (c)	394	5,122
		5,122
Oil & Gas Services — 0.2%
KCA Deutag International Ltd. (c) (e)	7,223	546,239
		551,361
Industrial — 0.0%
Transportation — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	688	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	98	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	876	—
Bahia De Las Isletas SL, Class B3 (c)	125	3,275
		3,275
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (Acquired 6/08/20, Cost $0) (a) (b) (c) (d)	2,999	—

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $2,644,898)		$2,380,835

TOTAL EQUITIES (Cost $2,644,898)		2,380,835

	Principal Amount
BONDS & NOTES — 93.9%

BANK LOANS — 87.4%
Advertising — 2.2%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
4.739% VRN 8/21/26	$2,433,289	2,083,503
CMG Media Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/17/26	1,454,815	1,337,223
Dotdash Meredith, Inc., Term Loan B, 1 mo. SOFR + 4.000%
5.145% VRN 12/01/28	1,149,117	1,071,551
Summer (BC) Holdco B SARL, USD Term Loan B1, 3 mo. USD LIBOR + 5.000%
6.611% VRN 12/04/26	3,458,215	3,181,558
		7,673,835
Aerospace & Defense — 0.3%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
3.916% VRN 12/09/25	1,006,964	952,699
Airlines — 1.8%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.813% VRN 4/20/28	1,013,025	964,541
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	1,530,571	1,404,299
American Airlines, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
3.374% VRN 6/27/25	697,082	616,485
Kestrel Bidco, Inc., Term Loan B, 3 mo. USD LIBOR + 3.000%
5.030% VRN 12/11/26	2,578,365	2,302,480
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.392% VRN 4/21/28	1,184,068	1,097,489
		6,385,294
Apparel — 0.3%
Crocs, Inc., Term Loan B, 3 mo. SOFR + 3.500%
4.030% VRN 2/20/29	1,208,285	1,097,280
Auto Parts & Equipment — 0.7%
Clarios Global LP
2021 EUR Term Loan B, 1 mo. EURIBOR + 3.250%
3.250% VRN 4/30/26 EUR (f)	1,000,000	935,296
2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/30/26	1,470,424	1,369,332
		2,304,628

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 0.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.500% VRN 8/02/29	$250,358	$232,833
AqGen Island Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
5.813% VRN 8/02/28	443,333	412,300
		645,133
Beverages — 0.8%
Amphora Finance Ltd., 2018 GBP Term Loan B, 1 mo. GBP LIBOR + 4.750%
5.939% VRN 5/23/25 GBP (f)	500,000	520,396
Sunshine Investments B.V.
2022 EUR Term Loan,
0.000% 4/21/29 EUR (f) (g)	779,000	742,881
USD Term Loan B3, 3 mo. USD LIBOR + 3.000%
4.194% VRN 3/28/25	152,728	148,910
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
5.750% VRN 3/31/28	1,626,751	1,434,453
		2,846,640
Biotechnology — 0.3%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/01/28 EUR (f)	1,000,000	966,734
Building Materials — 2.2%
ACProducts, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 6 mo. USD LIBOR + 4.250%
6.482% - 7.127% VRN 5/17/28	1,160,256	893,397
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/23/27	1,239,626	1,085,193
LSF10 XL Bidco S.C.A., 2021 EUR Term Loan B4, 3 mo. EURIBOR + 3.675%
3.675% VRN 4/12/28 EUR (f)	853,470	762,891
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 2.625%
4.291% VRN 2/01/27	1,216,250	1,136,586
Solis IV BV, USD Term Loan B1, 3 mo. SOFR + 3.500%
4.842% VRN 2/26/29	1,503,095	1,289,851
Vector WP Holdco, Inc., Term Loan B, 1 mo. USD LIBOR + 5.000%
6.563% VRN 10/12/28	1,575,000	1,496,250
Wilsonart LLC, 2021 Term Loan E, 3 mo. USD LIBOR + 3.250%
5.510% VRN 12/31/26	984,921	869,814
		7,533,982
Chemicals — 4.4%
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	206,404	184,126
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	14,980	13,363
Consolidated Energy Finance, SA, Term Loan B, 6 mo. USD LIBOR + 2.500%
2.964% VRN 5/07/25	1,237,798	1,151,152
CPC Acquisition Corp., Term Loan, 3 mo. USD LIBOR + 3.750%
6.000% VRN 12/29/27	2,478,684	2,158,512

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flint Group GmbH
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	$63,942	$57,041
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	100,861	89,974
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	3,696	3,297
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (f)	345,197	307,939
USD Term Loan C, 3 mo. USD LIBOR + 4.250%
5.250% VRN 9/21/23	596,452	517,422
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
5.250% - 5.250% VRN 9/21/23	3,728,376	3,234,366
GEON Performance Solutions, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.500%
6.166% VRN 8/18/28	553,733	522,585
Kraton Corp., 2022 USD Term Loan, 3 mo. SOFR + 3.250%
5.109% VRN 3/15/29	400,143	380,136
LSF11 A5 Holdco LLC, Term Loan, 1 mo. SOFR + 3.500%
5.140% VRN 10/15/28	1,440,833	1,344,485
New Arclin U.S. Holding Corp.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 1.000%
1.000% VRN 10/02/28 (h)	112,911	103,934
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 9/30/28	769,571	708,390
Nobian Finance B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.450%
3.450% VRN 7/01/26 EUR (f)	446,583	400,470
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
6.063% VRN 11/09/28	425,902	395,688
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR + 4.250%
5.287% VRN 4/23/29	1,544,632	1,340,617
Polar US Borrower LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 4.750%, 3 mo. USD LIBOR + 4.750%, 3 mo. Prime + 3.750%
8.500% - 8.500% VRN 10/15/25	1,226,572	1,119,247
Trinseo Materials Operating S.C.A., 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
4.166% VRN 5/03/28	1,485,000	1,398,499
		15,431,243
Commercial Services — 6.3%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
5.250% VRN 8/17/26 EUR (f)	640,000	625,296
APX Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%, 3 mo. Prime + 2.500%
7.250% - 7.250% VRN 7/10/28	1,220,227	1,149,686
AVSC Holding Corp.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
4.861% VRN 3/03/25	2,447,620	2,097,806
2020 Term Loan B2, 3 mo. USD LIBOR + 4.500%
6.111% VRN 10/15/26	510,523	440,689
BCP Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 12/15/28 EUR (f)	1,000,000	933,336
Cimpress Public Ltd. Co., USD Term Loan B, 1 mo. USD LIBOR + 3.500%
5.166% VRN 5/17/28	215,232	198,821
CoreLogic, Inc.

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Term Loan, 1 mo. USD LIBOR + 3.500%
5.188% VRN 6/02/28	$1,320,471	$1,094,671
2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
8.188% VRN 6/04/29	532,670	383,523
EAB Global, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%
4.739% VRN 8/16/28	497,500	467,028
Eagle Bidco Ltd.
2021 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
3.500% VRN 3/20/28 EUR (f)	900,000	835,286
2021 GBP Term Loan B, 1 Day GBP LIBOR + 4.500%
5.721% VRN 3/20/28 GBP (f)	500,000	541,698
Element Materials Technology Group US Holdings, Inc.
2022 USD Delayed Draw Term Loan,
0.000% 4/12/29 (g) (h)	137,656	131,805
2022 USD Term Loan,
0.000% 4/12/29 (g)	298,254	285,578
2017 GBP Term Loan B, 1 Day GBP LIBOR + 4.267%
5.455% VRN 6/28/24 GBP (f)	500,000	578,218
Ensono, LP, 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
5.666% VRN 5/26/28	897,175	829,331
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 3.250%
3.250% VRN 9/01/24 EUR (f)	1,000,000	963,464
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 10/24/25 EUR (f)	2,000,000	1,890,062
Prometric Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
4.670% VRN 1/29/25	984,733	912,522
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/17/27	481,393	449,203
2021 Term Loan B1, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/17/27	301,992	281,798
Syniverse Holdings, Inc., 2022 Term Loan, 3 mo. SOFR + 7.000%
8.286% VRN 5/13/27	283,928	249,502
Team Health Holdings, Inc.
1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 2/06/24	2,378,552	2,105,018
2022 Term Loan B, 1 mo. SOFR + 5.250%
6.775% VRN 3/02/27	997,204	833,912
Techem Verwaltungsgesellschaft 675 mbH, EUR Term Loan B4, 6 mo. EURIBOR + 2.625%
2.625% VRN 7/15/25 EUR (f)	1,000,000	952,324
Verisure Holding AB, 2021 EUR Term Loan, 6 mo. EURIBOR + 3.250%
3.473% VRN 3/27/28 EUR (f)	1,875,000	1,767,433
Wand NewCo 3, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 2/05/26	992,386	919,197
		21,917,207
Computers — 3.4%
Ahead DB Holdings LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
6.010% VRN 10/18/27	1,443,812	1,353,574
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
5.980% VRN 7/27/28	2,134,648	1,912,794
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR + 4.000%
5.145% VRN 3/01/29	1,275,626	1,157,631
Netsmart Technologies, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 10/01/27	988,741	939,304

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Panther Commercial Holdings LP, Term Loan, 3 mo. USD LIBOR + 4.500%
5.739% VRN 1/07/28	$1,485,000	$1,390,331
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.934% VRN 4/27/28	2,906,588	2,489,987
Surf Holdings LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
5.165% VRN 3/05/27	490,952	460,022
Vision Solutions, Inc.
2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
5.184% VRN 4/24/28	1,427,989	1,288,046
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.250%
8.434% VRN 4/23/29	770,186	676,639
		11,668,328
Cosmetics & Personal Care — 0.7%
Coty, Inc., 2018 USD Term Loan B, 1 mo. USD LIBOR + 2.250%
3.410% VRN 4/07/25	814,779	775,963
Hoffmaster Group, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
6.250% VRN 11/21/23	1,399,460	1,277,889
Journey Personal Care Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
6.500% VRN 3/01/28	295,919	224,899
		2,278,751
Distribution & Wholesale — 0.5%
Ammeraal Beltech Holding B.V., 2018 EUR 1st Lien Term Loan, 3 mo. EURIBOR + 3.500%
3.500% VRN 7/30/25 EUR (f)	1,000,000	937,747
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD LIBOR + 3.750%
6.000% VRN 3/31/28	726,606	682,101
		1,619,848
Diversified Financial Services — 2.4%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
5.563% VRN 11/01/28	808,109	774,774
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
6.916% VRN 10/25/28	1,445,419	1,250,288
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
4.579% VRN 10/22/26	1,138,112	1,086,043
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
8.416% VRN 4/07/28	1,000,000	970,000
Edelman Financial Center LLC
2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
5.166% VRN 4/07/28	1,486,234	1,372,166
2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
8.416% VRN 7/20/26	1,000,000	910,310
Spa Holdings, 2022 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
3.750% VRN 2/04/28 EUR (f)	1,400,000	1,332,037
VFH Parent LLC, 2022 Term Loan B, 1 mo. SOFR + 3.000%
4.434% VRN 1/13/29	524,050	495,447
		8,191,065

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.0%
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	$122,704	$75,463
EUR 1st Lien Term Loan B1, 3 mo. EURIBOR + 5.500%
6.500% VRN 8/29/23 EUR (f)	859,585	546,490
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	122,332	75,234
Astoria Energy LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/10/27	694,039	652,251
Edgewater Generation LLC, Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 12/13/25	1,307,749	1,105,375
Helix Gen Funding LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 6/03/24	1,125,237	1,036,343
		3,491,156
Electrical Components & Equipment — 0.3%
CEP IV Investment 16 SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.500%
3.500% VRN 10/03/24 EUR (f)	500,000	466,076
SGB-SMIT Management GmbH, EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% - 4.500% VRN 7/18/24 EUR (f)	510,088	432,982
		899,058
Engineering & Construction — 0.6%
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 3/31/28	724,422	675,299
Energize HoldCo LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
6.000% VRN 12/08/28	718,919	673,390
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 5/12/28	941,970	874,148
		2,222,837
Entertainment — 2.8%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.200% VRN 4/22/26	2,434,144	2,044,681
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.500%
3.608% VRN 6/13/24 EUR (f)	1,350,000	1,313,494
Motion Finco SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.000%
3.000% VRN 11/12/26 EUR (f)	1,500,000	1,383,121
Odeon Cinemas Group Ltd.
GBP PIK Fixed Toggle TLB, 6 mo. Fixed + 11.250%,
11.250% VRN 8/19/23 GBP (b) (f)	94,726	117,616
EUR PIK Toggle TLB2, 3 mo. EURIBOR + 11.250%
11.250% VRN 8/19/23 EUR (b) (f)	195,134	208,581
Parques Reunidos SAU, 2019 EUR Term Loan B1, 6 mo. EURIBOR + 3.750%
3.750% VRN 9/16/26 EUR (f)	500,000	469,613
Piolin Bidco, S.A.U., 2020 EUR Incremental Term Loan B, 6 mo. EURIBOR + 7.500%
7.500% VRN 9/16/26 EUR (f)	500,000	507,821
Scientific Games Holdings LP, 2022 USD Term Loan B, 3 mo. SOFR + 3.500%
4.175% VRN 4/04/29	640,000	591,200

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vacalians Group, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 12/04/25 EUR (f)	$330,783	$322,091
Vue International Bidco PLC, 2019 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
4.750% VRN 7/03/26 EUR (f)	923,797	685,410
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
4.420% VRN 5/18/25	1,743,994	1,636,861
WMG Acquisition Corp., 2021 Term Loan G, 1 mo. USD LIBOR + 2.125%
3.791% VRN 1/20/28	518,991	497,095
		9,777,584
Environmental Controls — 0.5%
Gopher Resource LLC, 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.916% VRN 3/06/25	1,056,454	862,901
Madison IAQ LLC, Term Loan, 6 mo. USD LIBOR + 3.250%
4.524% VRN 6/21/28	1,068,846	970,865
		1,833,766
Food — 1.1%
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%, 3 mo. Prime + 3.000%
6.250% VRN 6/09/28	305,355	280,545
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 8/31/25 EUR (f)	1,850,000	1,701,216
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
4.688% VRN 12/08/28	498,750	470,072
CTI Foods Holding Co. LLC
First Out Term Loan, 6 mo. USD LIBOR + 7.000%
8.000% VRN 5/03/24	313,314	313,314
Second Out Term Loan, 6 mo. USD LIBOR + 9.000%
10.000% VRN 5/03/24	207,006	196,655
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
5.000% VRN 6/24/25 EUR (f)	75,107	76,470
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.375%
2.375% VRN 1/29/27 EUR (f)	1,000,000	912,586
		3,950,858
Forest Products & Paper — 0.2%
Sylvamo Corp., Term Loan B, 1 mo. USD LIBOR + 4.500%
6.124% VRN 8/18/28	792,190	747,629
Hand & Machine Tools — 0.0%
Apex Tool Group, LLC, 2022 Term Loan, 1 mo. SOFR + 5.250%
6.534% VRN 2/08/29	109,560	96,105
Health Care – Products — 2.3%
Auris Luxembourg III SARL
EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/27/26 EUR (f)	2,000,000	1,867,321
2019 USD Term Loan B2, 6 mo. USD LIBOR + 3.750%
5.576% VRN 2/27/26	2,468,117	2,221,306
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/29/28 EUR (f)	650,000	626,674

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
6.962% VRN 10/01/24	$1,099,883	$955,061
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 10/23/28	2,493,750	2,308,664
		7,979,026
Health Care – Services — 3.7%
ADMI Corp., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
5.041% VRN 12/23/27	63,599	57,819
AI Sirona (Luxembourg) Acquisition SARL, 2021 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 4.500%
4.500% VRN 12/18/28 EUR (f)	600,000	572,181
Aveanna Healthcare, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
8.595% VRN 12/10/29	1,497,326	1,325,134
Biogroup-LCD, 2021 EUR Term Loan B, 6 mo. EURIBOR + 2.750%
2.750% VRN 2/09/28 EUR (f)	1,000,000	921,934
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 10/10/25	1,401,724	461,167
ICON Luxembourg SARL
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
4.563% VRN 7/03/28	733,062	707,199
US Term Loan, 3 mo. USD LIBOR + 2.250%
4.563% VRN 7/03/28	182,643	176,199
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
9.877% VRN 11/01/29	294,737	271,158
NAPA Management Services Corp., Term Loan B, 3 mo. SOFR + 5.250%
6.149% VRN 2/23/29	834,879	767,830
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
5.845% - 5.892% VRN 7/09/25	2,000,000	1,787,000
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/16/25	742,455	691,293
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
4.170% VRN 3/06/25	1,000,000	955,000
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.950% VRN 8/31/26	1,459,731	1,357,097
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
5.000% VRN 6/30/25 EUR (f)	321,190	315,554
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 4.250%
5.312% VRN 10/01/28	1,734,381	1,614,709
US Radiology Specialists, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 5.250%
7.563% VRN 12/15/27	1,038,811	914,154
		12,895,428
Holding Company – Diversified — 0.2%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.750%
9.361% VRN 10/03/25	900,000	816,372

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Furnishing — 0.7%
Hilding Anders International AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 5.000%
5.000% - 5.000% VRN 11/29/24 EUR (f)	$705,318	$297,503
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.640% VRN 9/25/28	2,533,654	2,178,942
		2,476,445
Household Products & Wares — 0.3%
Illuminate Merger Sub Corp., Term Loan, 6 mo. USD LIBOR + 3.500%
6.377% VRN 7/21/28	1,284,529	1,118,349
Insurance — 2.3%
Acrisure, LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
5.166% VRN 2/15/27	1,461,194	1,336,992
Alliant Holdings Intermediate LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 5/09/25	1,713,877	1,609,828
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 2/19/28	446,370	420,891
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
6.916% VRN 1/20/29	2,051,724	1,733,707
Asurion, LLC, 2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
4.916% VRN 12/23/26	2,456,266	2,221,398
Broadstreet Partners, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 3.250%
4.916% VRN 1/27/27	794,000	742,390
		8,065,206
Internet — 3.4%
Endure Digital, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.620% VRN 2/10/28	1,454,040	1,302,572
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
6.500% VRN 8/19/28	751,360	711,914
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
7.000% VRN 4/03/28	2,575,796	2,368,136
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
4.250% VRN 4/03/28 EUR (f)	891,000	845,953
MH Sub I LLC
2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 9/13/24	1,482,642	1,392,764
2020 Incremental Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 9/13/24	205,528	193,145
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.916% VRN 2/23/29	500,000	469,165
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
4.825% VRN 8/31/28	695,930	645,225
PUG LLC
USD Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 2/12/27	1,682,319	1,514,087
2021 Incremental Term Loan B, 1 mo. USD LIBOR + 4.250%
5.916% VRN 2/12/27	911,387	840,754
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
4.563% VRN 7/20/28	962,424	898,067

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
W3 Topco LLC, 2019 Term Loan B, 6 mo. USD LIBOR + 6.000%
7.000% - 7.103% VRN 8/16/25	$710,652	$678,672
		11,860,454
Investment Companies — 0.7%
Median B V
2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.225% VRN 10/14/27 EUR (f)	800,000	773,387
2021 GBP Term Loan B, 3 mo. GBP LIBOR + 6.000%
7.189% VRN 10/14/27 GBP (f)	650,000	714,099
Triley Midco 2 Ltd, EUR Term Loan B, 1 mo. EURIBOR + 4.750%
4.750% VRN 4/09/29 EUR (f)	1,000,000	975,337
		2,462,823
Iron & Steel — 0.0%
Boomerang Tube LLC, 2018 Term Loan, 3 mo. USD LIBOR + 5.000%
7.250% VRN 6/30/23 (a) (b)	64,538	—
Leisure Time — 1.9%
Carnival Corp., 2021 Incremental Term Loan B, 6 mo. USD LIBOR + 3.250%
6.127% VRN 10/18/28	997,494	892,757
City Football Group Ltd., Term Loan, 3 mo. USD LIBOR + 3.500%
4.598% VRN 7/21/28	925,515	846,846
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
4.284% VRN 9/12/25 EUR (f)	2,000,000	1,705,832
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
5.471% VRN 3/03/24 GBP (f)	1,982,094	2,179,558
Rouge Beachhouse B.V., 2018 EUR Term Loan B, 1 mo. EURIBOR + 4.500%
4.500% VRN 9/04/25 EUR (f)	500,000	507,601
Silk Bidco AS, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/24/25 EUR (f)	500,000	377,262
		6,509,856
Lodging — 1.6%
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
3.750% VRN 1/31/25 EUR (f)	500,000	457,168
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EURIBOR + 3.875%
3.875% VRN 7/31/26 EUR (f)	2,500,000	2,301,744
Compass IV Ltd.
2018 EUR Term Loan B, 3 mo. EURIBOR + 4.000%, 6 mo. EURIBOR + 4.000%
4.000% VRN 5/09/25 EUR (f)	500,000	507,381
2018 EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 8.000%
9.000% VRN 5/08/26 EUR (f)	500,000	512,186
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.666% VRN 8/02/28	534,081	499,034
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
6.666% VRN 9/09/26	1,252,019	1,212,893
		5,490,406
Machinery – Diversified — 1.5%
ASP Blade Holdings, Inc., Initial Term Loan, 1 mo. USD LIBOR + 4.000%
5.666% VRN 10/13/28	995,294	869,220

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pro Mach Group, Inc.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 4.000%
4.000% VRN 8/31/28 (h)	$49,265	$46,371
2021 Term Loan B, 1 mo. USD LIBOR + 4.000%, 2 mo. USD LIBOR + 4.000%
4.076% VRN 8/31/28	983,345	925,573
Titan Acquisition Ltd., 2018 Term Loan B, 6 mo. USD LIBOR + 3.000%
5.877% VRN 3/28/25	1,417,161	1,296,405
Welbilt, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 2.500%
4.166% VRN 10/23/25	2,000,000	1,965,840
		5,103,409
Media — 5.9%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.920% VRN 12/01/23	1,946,986	1,703,613
Altice Financing SA, EUR 2017 1st Lien Term Loan, 3 mo. EURIBOR + 2.750%
2.750% VRN 1/31/26 EUR (f)	984,536	937,381
CSC Holdings LLC, 2017 Term Loan B1, 1 mo. USD LIBOR + 2.250%
3.574% VRN 7/17/25	1,132,011	1,050,506
Cumulus Media New Holdings, Inc., Term Loan B, 6 mo. USD LIBOR + 3.750%
4.750% VRN 3/31/26	1,092,779	1,039,735
DirecTV Financing, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
6.666% VRN 8/02/27	1,367,076	1,254,866
Gray Television, Inc., 2021 Term Loan D, 1 mo. USD LIBOR + 3.000%
4.062% VRN 12/01/28	686,207	655,328
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 5/01/26	1,636,237	1,516,252
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 6 mo. USD LIBOR + 4.750%
5.554% VRN 7/28/28	1,709,981	1,544,677
Radiate Holdco, LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 9/25/26	1,633,396	1,514,975
Springer Nature Deutschland GmbH, 2021 EUR Term Loan B17, 1 mo. EURIBOR + 2.750%
3.250% VRN 8/14/26 EUR (f)	1,511,476	1,445,356
Univision Communications, Inc.
2022 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 1/31/29	1,184,832	1,104,856
2022 First Lien Term Loan B, 3 mo. SOFR + 4.250%
6.254% VRN 6/08/29	176,991	168,288
Virgin Media SFA Finance Ltd.
GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
4.190% VRN 1/15/27 GBP (f)	1,000,000	1,098,808
GBP Term Loan M, 1 mo. GBP LIBOR + 3.250%
4.190% VRN 11/15/27 GBP (f)	3,250,000	3,561,236
Ziggo BV, 2019 EUR Term Loan H, 6 mo. EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR (f)	2,000,000	1,856,276
		20,452,153
Metal Fabricate & Hardware — 0.7%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.796% VRN 10/12/28	1,486,489	1,352,705

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WireCo WorldGroup, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.250%
5.688% VRN 11/13/28	$1,230,683	$1,153,766
		2,506,471
Mining — 0.5%
U.S. Silica Co., 2018 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.688% VRN 5/01/25	1,830,999	1,757,960
Miscellaneous - Manufacturing — 1.2%
EXC Holdings III Corp., USD 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
5.750% VRN 12/02/24	716,393	684,155
Gates Global LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 2.500%
4.166% VRN 3/31/27	987,469	929,702
Gemini HDPE LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 3.000%
4.239% VRN 12/31/27	778,920	741,439
Groupe Solmax, Inc., Term Loan, 3 mo. USD LIBOR + 4.750%
7.000% VRN 5/29/28	860,503	767,284
Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.500%
6.075% VRN 8/30/28	549,643	517,351
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 9/06/25	589,488	546,750
		4,186,681
Oil & Gas — 0.6%
Gulf Finance, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 6.750%
8.420% - 8.420% VRN 8/25/26	2,674,124	1,967,166
Packaging & Containers — 1.1%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
4.000% VRN 4/22/24	198,603	173,778
BWAY Holding Co., 2017 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.312% VRN 4/03/24	1,387,386	1,302,117
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR + 4.250%
5.875% VRN 4/13/29	666,432	621,761
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 8/04/27	511,348	478,535
Kouti B.V., 2021 EUR Term Loan, 3 mo. EURIBOR + 3.175%
3.175% VRN 8/31/28 EUR (f)	600,000	555,675
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%
4.967% VRN 10/02/28	343,498	308,077
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%, 3 mo. USD LIBOR + 6.750%
7.870% VRN 10/01/29	254,237	223,093
		3,663,036
Pharmaceuticals — 3.6%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/06/26 EUR (f)	500,000	484,415
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.500%
5.813% - 5.813% VRN 5/04/25	1,690,840	1,525,983

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. SOFR + 5.250%
6.549% VRN 2/01/27	$1,927,102	$1,647,460
Embecta Corp., Term Loan B, 3 mo. SOFR + 3.000%
5.054% VRN 3/30/29	367,694	346,644
Financiere Verdi I S.A.S., 2021 GBP Term Loan B, 3 mo. GBP LIBOR + 4.500%
5.689% VRN 4/17/28 GBP (f)	1,000,000	1,043,835
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
6.250% VRN 10/01/27	601,627	567,785
Horizon Therapeutics USA, Inc., Term Loan B1, 1 mo. USD LIBOR + 2.000%
3.625% VRN 5/22/26	494,267	475,732
IVC Acquisition Ltd.
2021 EUR Term Loan B5, 3 mo. EURIBOR + 3.750%
3.750% VRN 2/13/26 EUR (f)	587,000	562,668
2022 EUR Term Loan B6, 3 mo. EURIBOR + 4.750%
4.750% VRN 2/13/26 EUR (f)	700,000	684,966
2021 GBP Term Loan B3, 1 mo. GBP LIBOR + 4.250%
5.191% VRN 2/13/26 GBP (f)	500,000	551,334
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 5/05/28	593,673	565,195
Nidda Healthcare Holding AG
2020 EUR Term Loan F, 6 mo. EURIBOR + 3.500%
3.500% VRN 8/21/26 EUR (f)	925,000	861,969
2020 GBP Term Loan F, 6 mo. GBP LIBOR + 4.500%
5.479% VRN 8/21/26 GBP (f)	500,000	538,655
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
4.625% VRN 6/02/28	626,522	601,725
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
5.719% VRN 7/06/28	1,548,387	1,420,645
Perrigo Investments, LLC, Term Loan B, 1 mo. SOFR + 2.500%
3.645% VRN 4/20/29	484,938	465,540
		12,344,551
Pipelines — 0.6%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 11/01/26	388,820	371,082
Freeport LNG Investments, LLLP, Term Loan B, 3 mo. USD LIBOR + 3.500%
4.563% VRN 12/21/28	1,090,450	939,608
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
4.705% VRN 10/05/28	783,646	743,978
		2,054,668
Real Estate — 0.3%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 8/21/25	986,086	926,181
Retail — 6.0%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
3.416% VRN 11/19/26	492,424	469,157
Constellation Automotive Ltd.
GBP Term Loan B, 1 Day GBP LIBOR + 4.750%
5.441% VRN 7/28/28 GBP (f)	500,000	531,808

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
GBP 2nd Lien Term Loan B, 1 mo. SONIA + 7.500%, 6 mo. SONIA + 7.500%
8.091% VRN 7/30/29 GBP (f)	$500,000	$541,699
EG Group Ltd.
2018 GBP Term Loan B, 3 mo. GBP LIBOR + 4.750%
6.058% VRN 2/07/25 GBP (f)	1,325,310	1,395,505
2021 Term Loan, 3 mo. USD LIBOR + 4.250%
6.500% VRN 3/31/26	651,283	614,922
Eyemart Express LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.000%
4.000% VRN 8/31/27	964,931	904,622
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
4.489% VRN 1/31/28	1,044,514	908,727
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
5.416% VRN 3/06/28	1,471,369	1,337,474
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 10/19/27	964,522	849,551
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 12/17/27	2,906,318	2,375,014
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
6.500% VRN 4/15/28	2,170,480	1,782,203
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
4.217% VRN 12/28/27	1,554,971	1,265,358
Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
5.500% VRN 3/03/28	1,208,849	1,136,886
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/11/28	1,486,256	1,394,851
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, 1 mo. USD LIBOR + 7.500%
9.009% VRN 8/10/23	1,338,390	934,290
SRS Distribution, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.019% VRN 6/02/28	1,335,733	1,229,543
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
6.286% VRN 4/16/26	1,977,080	1,714,009
White Cap Buyer LLC, Term Loan B, 1 mo. SOFR + 3.750%,
5.275% VRN 10/19/27	1,035,183	951,074
Winterfell Financing SARL, EUR Term Loan B, 3 mo. EURIBOR + 2.925%
2.925% VRN 5/04/28 EUR (f)	500,000	464,808
		20,801,501
Software — 9.8%
AppLovin Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 3.000%
5.250% VRN 10/25/28	686,646	650,027
Ascend Learning LLC
2021 Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 12/11/28	876,101	807,108
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%
7.416% VRN 12/10/29	454,545	415,909
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 3.500%
3.500% VRN 2/15/29 (h)	107,049	98,285
2022 Term Loan B, 1 mo. SOFR + 3.500%
5.009% VRN 2/15/29	631,588	579,880
Banff Merger Sub, Inc.

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2021 USD Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 10/02/25	$1,583,895	$1,471,708
2021 USD 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.500%
7.166% VRN 2/27/26	283,962	266,038
CDK Global, Inc., 2022 USD Term Loan B,
0.000% 7/06/29 (g)	544,712	513,462
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 10/08/28	1,020,536	936,342
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
7.666% VRN 10/08/29	566,667	493,000
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 10/16/28	1,496,250	1,334,161
Finastra USA, Inc.
USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.739% VRN 6/13/24	1,296,698	1,165,810
USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.250%
8.489% VRN 6/13/25	6,482	5,538
Hyland Software, Inc.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 7/01/24	975,694	939,378
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.916% VRN 7/07/25	501,818	490,944
Iris Bidco Ltd., 2018 GBP Term Loan B, 1 mo. GBP LIBOR + 4.500%
5.716% VRN 9/03/25 GBP (f)	1,000,000	1,108,510
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.848% VRN 12/01/27	1,735,650	1,486,879
Loyalty Ventures, Inc., Term Loan B, 1 mo. USD LIBOR + 4.500%
6.166% VRN 11/03/27	1,589,558	1,235,087
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 4.000%
5.666% VRN 12/18/28	941,084	870,502
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
8.416% VRN 12/17/29	308,219	272,774
Mitchell International, Inc.
2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.345% VRN 10/15/28	984,345	894,829
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
8.095% VRN 10/15/29	400,000	375,000
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 3/13/28	485,556	456,729
Polaris Newco LLC, USD Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 6/02/28	885,809	816,211
Project Leopard Holdings, Inc., 2018 Term Loan, 1 mo. USD LIBOR + 4.750%
6.416% VRN 7/05/24	1,439,483	1,426,888
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. SOFR + 4.250%
5.474% VRN 2/01/29	2,036,494	1,805,474
2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%,
8.724% VRN 2/01/30	1,801,662	1,605,731
Rackspace Technology Global, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
4.160% VRN 2/15/28	1,331,210	1,209,737
Renaissance Holding Corp.
2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.916% VRN 5/30/25	1,203,681	1,136,973

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2018 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
8.666% VRN 5/29/26	$500,000	$462,500
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 5/12/28	1,697,851	1,542,922
SS&C Technologies, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 1.750%
3.416% VRN 4/16/25	457,037	433,331
Technicolor SA
2020 EUR Term Loan B1, 6 mo. EURIBOR + 3.000%
3.000% VRN 12/31/24 EUR (f)	857,935	876,596
2020 EUR Delayed Draw Term Loan B2, 6 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR (f)	167,436	180,289
2020 EUR Super Senior Term Loan, 3 mo. EURIBOR + 6.000%
6.000% VRN 6/30/24 EUR (f)	138,610	149,251
2020 PIK USD New Money Term Loan, 6 mo. USD LIBOR + 6.000%
6.446% VRN 6/30/24	128,755	130,525
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
6.212% VRN 5/03/27	195,332	179,706
Tibco Software, Inc.
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
5.420% VRN 6/30/26	1,549,948	1,516,050
2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
7.250% VRN 3/03/28	385,441	377,154
Veritas US, Inc.
2021 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
5.750% VRN 9/01/25 EUR (f)	734,464	669,623
2021 USD Term Loan B, 3 mo. USD LIBOR + 5.000%
7.250% VRN 9/01/25	2,956,348	2,411,877
		33,798,738
Telecommunications — 3.9%
CCI Buyer, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%
6.054% VRN 12/17/27	1,776,975	1,617,047
CenturyLink, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.916% VRN 3/15/27	1,516,036	1,391,433
Cincinnati Bell, Inc., 2021 Term Loan B2, 1 mo. SOFR + 3.250%
4.875% VRN 11/22/28	641,935	608,876
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/06/26	1,224,514	1,096,712
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
5.188% VRN 10/02/27	775,793	683,993
Delta TopCo, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 3.750%
5.836% VRN 12/01/27	990,000	894,099
Digicel International Finance Ltd., 2017 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 5/28/24	149,081	128,582
GoTo Group, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
6.345% VRN 8/31/27	500,000	378,750
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	1,050,885	961,371
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
3.416% VRN 3/01/27	1,000,000	924,170
Lorca Holdco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.499% VRN 9/17/27 EUR (f)	500,000	477,472

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Matterhorn Telecom SA, 2020 EUR Term Loan B, 3 mo. EURIBOR + 2.625%
2.625% VRN 9/15/26 EUR (f)	$1,000,000	$953,634
Numericable Group SA, EUR Term Loan B11, 3 mo. EURIBOR + 3.000%
3.000% VRN 7/31/25 EUR (f)	1,994,751	1,906,695
Toruk AS, 2021 USD Term Loan B,
0.000% 12/04/28 (g)	923,077	858,461
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
4.666% VRN 3/09/27	860,786	791,157
		13,672,452
Transportation — 1.6%
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
5.232% VRN 7/21/28	501,529	446,987
Term Loan B, 3 mo. USD LIBOR + 3.000%
5.232% VRN 7/21/28	1,351,893	1,204,874
Kenan Advantage Group, Inc.
2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
5.383% VRN 3/24/26	1,770,999	1,653,121
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
8.916% VRN 9/01/27	528,634	475,771
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
6.250% VRN 7/26/28	1,990,000	1,802,204
		5,582,957

TOTAL BANK LOANS (Cost $342,541,888)		303,023,949

CORPORATE DEBT — 6.5%
Airlines — 0.1%
American Airlines, Inc.
11.750% 7/15/25 (i)	167,000	173,521
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd.
10.500% 11/30/25 (i)	1,200,000	1,093,734
Auto Parts & Equipment — 0.1%
Clarios Global LP / Clarios US Finance Co.
4.375% 5/15/26 EUR (f) (i)	400,000	364,967
Biotechnology — 0.3%
Cidron Aida Finco SARL
6.250% 4/01/28 GBP (f) (i)	1,100,000	1,094,657
Commercial Services — 0.9%
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.250% 10/15/26 EUR (f) (i)	260,000	227,239
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (f) (i)	339,000	321,506
BCP V Modular Services Finance II PLC
6.125% 11/30/28 GBP (f) (i)	350,000	332,110
Castor SpA
3 mo. EURIBOR + 5.250% 5.250% FRN 2/15/29 EUR (f) (i)	556,000	537,753
6.000% 2/15/29 EUR (f) (i)	196,000	183,222

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (f) (i)	$456,430	$688,959
Verisure Holding AB
3.250% 2/15/27 EUR (f) (i)	750,000	648,353
3.875% 7/15/26 EUR (f) (i)	200,000	183,245
		3,122,387
Electric — 0.1%
Energia Group NI FinanceCo PLC/Energia Group ROI Holdings DAC
4.750% 9/15/24 GBP (f) (i)	350,000	391,404
Entertainment — 0.2%
CPUK Finance Ltd.
4.875% 2/28/47 GBP (f) (i)	600,000	677,515
6.500% 8/28/26 GBP (f) (i)	100,000	114,461
		791,976
Food — 0.3%
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (f) (i)	750,000	707,556
Quatrim SASU
5.875% 1/15/24 EUR (f) (i)	500,000	496,681
		1,204,237
Health Care – Services — 0.0%
Tenet Healthcare Corp.
4.625% 7/15/24	105,000	100,772
Internet — 0.2%
United Group BV
4.000% 11/15/27 EUR (f) (i)	500,000	396,838
4.625% 8/15/28 EUR (f) (i)	450,000	360,054
		756,892
Leisure Time — 0.1%
CWT Travel Group, Inc.
8.500% 11/19/26 (i)	217,376	195,095
Lodging — 0.2%
TVL Finance PLC 3 mo. GBP LIBOR + 5.395%
6.373% FRN 7/15/25 GBP (f) (i)	600,000	648,212
Machinery – Diversified — 0.1%
Galapagos SA
1.000% 6/15/21 EUR (f) (i) (j)	20,000	105
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (f) (i)	277,027	243,861
		243,966
Media — 0.8%
Altice Financing SA
2.250% 1/15/25 EUR (f) (i)	300,000	275,118
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (i)	502,000	431,517
DISH DBS Corp.
5.250% 12/01/26 (i)	441,000	344,092

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.750% 12/01/28 (i)	$567,000	$419,812
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (i)	102,000	87,953
Tele Columbus AG
3.875% 5/02/25 EUR (f) (i)	1,250,000	1,097,335
		2,655,827
Oil & Gas Services — 0.1%
KCA Deutag UK Finance PLC
9.875% 12/01/25 (i)	390,061	368,998
Packaging & Containers — 0.5%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
2.125% 8/15/26 EUR (f) (i)	500,000	424,377
Mauser Packaging Solutions Holding Co.
4.750% 4/15/24 EUR (f) (i)	1,000,000	977,221
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (i)	212,000	180,200
		1,581,798
Pharmaceuticals — 0.5%
Nidda Healthcare Holding GmbH
3.500% 9/30/24 EUR (f) (i)	1,900,000	1,759,153
Retail — 0.5%
eG Global Finance PLC
4.375% 2/07/25 EUR (f) (i)	325,000	303,119
House of Fraser Funding PLC
1.000% 9/15/20 GBP (f) (i) (j)	300,000	5,478
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (i)	189,000	174,589
Staples, Inc.
7.500% 4/15/26 (i)	300,000	252,600
Stonegate Pub Co. Financing 2019 PLC, 3 mo. EURIBOR + 5.750%
5.750% FRN 7/31/25 EUR (f) (i)	1,100,000	1,052,161
		1,787,947
Software — 0.5%
CWT Travel Group, Inc.
8.500% 11/19/26 (i)	1,765,508	1,584,544
Telecommunications — 0.6%
Altice France SA/France
2.500% 1/15/25 EUR (f) (i)	350,000	319,782
4.000% 7/15/29 EUR (f) (i)	500,000	382,139
PLT VII Finance SARL
4.625% 1/05/26 EUR (f) (i)	1,500,000	1,377,006
		2,078,927
Transportation — 0.1%
Anarafe SL
11.750% 3/31/26 EUR (f) (i)	159,084	171,713

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
11.750% 3/31/26 EUR (f) (i)	$164,354	$177,402
		349,115

TOTAL CORPORATE DEBT (Cost $28,547,027)		22,348,129

TOTAL BONDS & NOTES (Cost $371,088,915)		325,372,078

	Number of Shares
WARRANTS — 0.0%
Technology — 0.0%
Software — 0.0%
Travelex Topco Ltd. (c)	285	15,612

TOTAL WARRANTS (Cost $0)		15,612

TOTAL LONG-TERM INVESTMENTS (Cost $373,733,813)		327,768,525

TOTAL INVESTMENTS — 94.6% (Cost $373,733,813) (k)		327,768,525

Less Unfunded Loan Commitments — (0.1)%		(404,896)

NET INVESTMENTS — 94.5% (Cost $373,328,917)		327,363,629

Other Assets/(Liabilities) — 5.5%		19,169,404

NET ASSETS — 100.0%		$346,533,033

Abbreviation Legend

FRN	Floating Rate Note
PIK	Payment In Kind
SONIA	Sterling Overnight Index Average
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $1,068,464 or 0.31% of net assets.
(c)	Non-income producing security.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $311,401 or 0.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(h)	Unfunded or partially unfunded loan commitments.
(i)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $22,247,357 or 6.42% of net assets.
(j)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2022, these securities amounted to a value of $5,583 or 0.00% of net assets.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	7/14/22	USD	73,709,325	EUR	68,769,617	$1,601,106
Canadian Imperial Bank of Commerce	7/14/22	GBP	454,786	USD	558,093	(4,420)
Canadian Imperial Bank of Commerce	7/14/22	EUR	3,235,507	USD	3,420,655	(28,072)
Morgan Stanley & Co. LLC	7/14/22	USD	22,469,430	GBP	17,836,501	754,622
						$2,323,236

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.4%

COMMON STOCK — 1.4%
Canada — 1.0%
Tourmaline Oil Corp.	26,150	$1,359,711
France — 0.0%
Technicolor SA (a)	14,662	43,386
Spain — 0.0%
Bahia De Las Isletas SL, Class A2 (a) (b) (c)	349	—
Bahia De Las Isletas SL, Class A3 (a) (b) (c)	49	—
Bahia De Las Isletas SL, Class B2 (a) (b) (c)	445	—
Bahia De Las Isletas SL, Class B3 (a)	62	1,624
		1,624
United Kingdom — 0.4%
Don Jersey Topco Ltd. (Acquired 3/08/20, Cost $205,530) (a) (b) (c) (d)	292,774	273,710
Innovation International Holdings Ltd. (a) (b) (c)	142,479	—
KCA Deutag International Ltd. (a)	2,518	190,424
Travelex Topco Ltd. (Acquired 5/27/21, Cost $0) (a) (b) (c) (d)	8,856	—
		464,134
United States — 0.0%
Boomerang Tube Holdings, Inc. (a) (b) (c)	1,769	—
Fieldwood Energy LLC (a) (b) (c)	3,698	—
Fieldwood Energy LLC (a) (b) (c)	496	27,543
Fieldwood Energy LLC (a)	15,071	—
		27,543

TOTAL COMMON STOCK (Cost $1,332,553)		1,896,398

TOTAL EQUITIES (Cost $1,332,553)		1,896,398

	Principal Amount
BONDS & NOTES — 80.6%
BANK LOANS — 39.7%
Australia — 0.3%
Voyage Australia Pty Ltd., USD Term Loan B, 3 mo. USD LIBOR + 3.500%
4.563% VRN 7/20/28	$481,212	449,034
Canada — 1.4%
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	353,714	324,533

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kestrel Bidco, Inc., Term Loan B, 3 mo. USD LIBOR + 3.000%
5.030% VRN 12/11/26	$748,087	$668,041
Titan Acquisition Ltd., 2018 Term Loan B, 6 mo. USD LIBOR + 3.000%
5.877% VRN 3/28/25	944,658	864,163
		1,856,737
France — 2.1%
Albea Beauty Holdings S.A., 2018 USD Term Loan B2, 3 mo. USD LIBOR + 3.000%
4.000% VRN 4/22/24	66,043	57,788
Casino Guichard-Perrachon SA, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.000%
4.000% VRN 8/31/25 EUR (e)	500,000	459,788
Casper BidCo SAS, 2020 EUR Term Loan B3A, 6 mo. EURIBOR + 3.875%
3.875% VRN 7/31/26 EUR (e)	500,000	460,349
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 12/17/27	496,759	405,946
Technicolor SA
2020 EUR Term Loan B1, 6 mo. EURIBOR + 3.000%
3.000% VRN 12/31/24 EUR (e)	618,250	631,698
2020 EUR Super Senior Term Loan, 3 mo. EURIBOR + 6.000%
6.000% VRN 7/25/22 EUR (e)	138,610	149,251
2020 EUR Delayed Draw Term Loan B2, 6 mo. EURIBOR + 6.000%
6.000% VRN 9/02/22 EUR (e)	167,436	180,289
2020 PIK USD New Money Term Loan, 6 mo. USD LIBOR + 6.000%
6.446% VRN 7/25/22	128,755	130,525
Vacalians Group, EUR Term Loan B, 6 mo. EURIBOR + 4.000%
4.000% VRN 12/04/25 EUR (e)	330,783	322,092
		2,797,726
Germany — 1.5%
Aenova Holding GmbH, 2021 EUR Term Loan B, 6 mo. EURIBOR + 4.500%
4.500% VRN 3/06/26 EUR (e)	500,000	484,415
Colouroz Investment 1 GmbH
Initial EUR Term Loan, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	891,749	795,500
EUR Term Loan B3, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	16,228	14,477
Flint Group GmbH
EUR Term Loan B5, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	69,271	61,794
2017 EUR Incremental B6, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	3,981	3,552
2017 EUR Incremental B7, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	9,802	8,744
EUR Add on Term Loan B4, 3 mo. EURIBOR + 4.250%
5.000% VRN 9/21/23 EUR (e)	109,266	97,472
Iris BidCo GmbH, EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/29/28 EUR (e)	500,000	482,057
		1,948,011
Ireland — 0.7%
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
7.000% VRN 4/03/28	989,451	909,681

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Luxembourg — 3.3%
Advanz Pharma Corp., 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.000% VRN 6/01/28 EUR (e)	$1,000,000	$966,734
Alpha Group SARL, EUR Term Loan B, 3 mo. EURIBOR + 3.750%
3.750% VRN 1/31/25 EUR (e)	500,000	457,168
Arvos BidCo SARL
USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	319,343	196,396
USD 1st Lien Term Loan B1, 3 mo. USD LIBOR + 5.500%
6.500% VRN 8/29/23	318,376	195,801
Auris Luxembourg III SARL, EUR Term Loan B1A, 6 mo. EURIBOR + 4.000%
4.000% VRN 2/27/26 EUR (e)	500,000	466,830
CEP IV Investment 16 SARL
EUR Term Loan B, 3 mo. EURIBOR + 3.500%
3.500% VRN 10/03/24 EUR (e)	500,000	466,076
USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.750%
9.360% VRN 9/05/22	1,050,000	952,434
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	700,590	640,914
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 3 mo. USD LIBOR + 3.750%
6.000% VRN 10/01/26	149,057	137,611
		4,479,964
Netherlands — 1.6%
Fugue Finance B.V., EUR Term Loan, 3 mo. EURIBOR + 3.250%
3.250% VRN 9/01/24 EUR (e)	750,000	722,598
International Park Holdings B.V., EUR Term Loan B, 6 mo. EURIBOR + 3.500%
3.608% VRN 6/13/24 EUR (e)	500,000	486,479
Median B V, 2021 EUR Term Loan B, 3 mo. EURIBOR + 5.000%
5.225% VRN 10/14/27 EUR (e)	500,000	483,367
TMF Group Holding B.V., 2018 EUR 2nd Lien Term Loan, 6 mo. EURIBOR + 6.875%,
6.875% VRN 5/04/26 EUR (e)	500,000	508,256
		2,200,700
Spain — 0.1%
Deoleo, S.A., EUR Senior Term Loan, 3 mo. EURIBOR + 4.000%
5.000% VRN 6/24/25 EUR (e)	75,107	76,470
Sweden — 0.5%
Hilding Anders International AB, EUR 2017 Term Loan B2, 6 mo. EURIBOR + 5.000%
5.000% VRN 11/29/24 EUR (e)	510,180	215,194
IGT Holding IV AB, 2021 USD Term Loan B2, 3 mo. USD LIBOR + 3.400%
5.650% VRN 3/31/28	454,023	422,241
		637,435
United Kingdom — 5.9%
Albion Financing 3 SARL, EUR Term Loan, 3 mo. EURIBOR + 5.250%
5.250% VRN 8/17/26 EUR (e)	510,000	498,283
City Football Group Ltd., Term Loan, 3 mo. USD LIBOR + 3.500%
4.598% VRN 7/21/28	925,515	846,847

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Constellation Automotive Ltd., GBP Term Loan B, 1 Day GBP LIBOR + 4.750%
5.441% VRN 7/28/28 GBP (e)	$500,000	$531,808
Eagle Bidco Ltd., 2021 GBP Term Loan B, 1 Day GBP LIBOR + 4.500%
5.721% VRN 3/20/28 GBP (e)	500,000	541,699
HNVR Holdco Ltd., EUR Term Loan B, 6 mo. EURIBOR + 4.250%
4.284% VRN 9/12/25 EUR (e)	1,000,000	852,916
Innovation Group PLC
2021 GBP Super Priority Facility 1
0.000% 9/30/25 GBP (b) (c) (e) (f)	31,455	38,290
2021 GBP Super Priority Facility 2
0.000% 9/30/25 GBP (b) (c) (e) (f)	28,430	34,607
2021 GBP Term Loan B
0.000% 9/30/25 GBP (b) (c) (e) (f)	69,072	38,005
2021 EUR Term Loan B2
0.000% 9/30/25 EUR (b) (c) (e) (f)	184,349	87,321
IVC Acquisition Ltd., 2022 EUR Term Loan B6, 3 mo. EURIBOR + 4.750%
4.750% VRN 2/13/26 EUR (e)	500,000	489,262
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
4.250% VRN 10/24/25 EUR (e)	1,000,000	945,031
Odeon Cinemas Group Ltd.
GBP PIK Fixed Toggle TLB, 6 mo. Fixed + 11.250%,
11.250% VRN 8/19/23 GBP (c) (e)	55,336	68,708
EUR PIK Toggle TLB2, 3 mo. EURIBOR + 11.250%
11.250% VRN 8/19/23 EUR (c) (e)	117,080	125,148
Richmond UK Bidco Ltd., 2017 GBP Term Loan B, 1 mo. GBP LIBOR + 4.250%
5.471% VRN 3/03/24 GBP (e)	700,000	769,737
Tunstall Group Holdings Ltd., 2020 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
5.000% VRN 6/30/25 EUR (e)	282,314	277,360
Virgin Media SFA Finance Ltd., GBP Term Loan L, 1 mo. GBP LIBOR + 3.250%
4.190% VRN 1/15/27 GBP (e)	1,000,000	1,098,808
Vue International Bidco PLC, 2019 EUR Term Loan B, 6 mo. EURIBOR + 4.750%
4.750% VRN 7/03/26 EUR (e)	1,000,000	741,948
		7,985,778
United States — 22.3%
A-L Parent LLC, 2016 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
4.920% VRN 12/01/23	497,214	435,062
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.813% VRN 4/20/28	506,512	482,271
ACProducts, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%, 6 mo. USD LIBOR + 4.250%
6.500% - 7.127% VRN 5/17/28	549,860	423,392
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.200% VRN 4/22/26	1,061,511	891,670
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 6.500%
7.500% VRN 8/02/29	250,358	232,833
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
6.916% VRN 10/25/28	963,613	833,525

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Asurion LLC, 2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
6.916% VRN 1/20/29	$775,862	$655,603
Aveanna Healthcare, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.000%
8.595% VRN 12/10/29	748,663	662,567
AVSC Holding Corp., 2020 Term Loan B1, 3 mo. USD LIBOR + 3.250%
4.860% - 5.111% VRN 3/03/25	1,461,341	1,252,486
Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. SOFR + 5.250%
6.549% VRN 2/01/27	670,841	573,495
BCPE North Star US HoldCo 2, Inc., Term Loan, 3 mo. USD LIBOR + 4.000%, 3 mo. Prime + 3.000%
6.250% VRN 6/09/28	244,284	224,436
Boomerang Tube LLC, 2018 Term Loan, 3 mo. USD LIBOR + 5.000%
7.250% VRN 9/30/22 (b) (c)	129,368	—
BVI Medical, Inc., 2020 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
3.500% VRN 3/02/26 EUR (e)	495,881	425,933
BWAY Holding Co., 2017 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.312% VRN 4/03/24	1,282,084	1,203,287
Carnival Corp., 2021 Incremental Term Loan B, 6 mo. USD LIBOR + 3.250%
6.127% VRN 10/18/28	888,393	795,112
CDK Global, Inc., 2022 USD Term Loan B,
0.000% 7/06/29 (f)	363,141	342,308
Cincinnati Bell, Inc., 2021 Term Loan B2, 1 mo. SOFR + 3.250%
4.875% VRN 11/22/28	513,548	487,101
Clear Channel Outdoor Holdings, Inc., Term Loan B, 3 mo. USD LIBOR + 3.500%
4.739% VRN 8/21/26	1,522,730	1,303,838
Cloudera, Inc.
2021 Term Loan, 1 mo. USD LIBOR + 3.750%
5.416% VRN 10/08/28	55,351	50,785
2021 Second Lien Term Loan, 1 mo. USD LIBOR + 6.000%
7.666% VRN 10/08/29	566,667	493,000
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR + 4.250%
5.875% VRN 4/13/29	333,216	310,880
CoreLogic, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
8.188% VRN 6/04/29	355,114	255,682
Dotdash Meredith, Inc., Term Loan B, 1 mo. SOFR + 4.000%
5.145% VRN 12/01/28	919,293	857,241
Element Materials Technology Group US Holdings, Inc.
2022 USD Delayed Draw Term Loan,
0.000% 4/12/29 (f) (g)	45,885	43,935
2022 USD Term Loan,
0.000% 4/12/29 (f)	99,418	95,193
Finastra USA, Inc., USD 1st Lien Term Loan, 3 mo. USD LIBOR + 3.500%
4.739% VRN 6/13/24	672,353	604,486
Five Star Intermediate Holding LLC, Term Loan, 1 mo. SOFR + 4.250%
5.376% VRN 5/05/29	201,721	187,601
Flint Group GmbH, USD Term Loan C, 3 mo. USD LIBOR + 4.250%
5.250% - 5.250% VRN 9/21/23	48,807	42,340
Flint Group US LLC, USD 1st Lien Term Loan B2, 3 mo. USD LIBOR + 4.250%
5.250% - 5.250% VRN 9/21/23	295,240	256,120
GEON Performance Solutions, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.500%
6.166% VRN 8/18/28	369,155	348,390

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
5.416% VRN 3/06/28	$608,303	$552,948
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.796% VRN 10/12/28	296,646	269,948
Gulf Finance, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 6.750%
7.870% - 8.420% VRN 8/25/26	1,001,126	736,458
Hunter Holdco 3 Ltd., USD Term Loan B, 3 mo. USD LIBOR + 4.250%
6.500% VRN 8/19/28	412,990	391,308
Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.250%
7.916% VRN 7/07/25	250,909	245,472
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.848% VRN 12/01/27	526,941	451,415
Kenan Advantage Group, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
8.916% VRN 9/01/27	528,634	475,771
KKR Apple Bidco, LLC, 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.750%,
7.416% VRN 9/23/29	141,176	134,647
Lifescan Global Corp., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 6.000%
6.962% VRN 10/01/24	142,996	124,167
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 4.750%
5.980% VRN 7/27/28	760,601	681,551
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.640% VRN 9/25/28	769,330	661,624
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR + 4.000%
5.145% VRN 3/01/29	637,813	578,815
MedAssets Software Intermediate Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.750%
8.416% VRN 12/17/29	205,479	181,849
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
9.877% VRN 11/01/29	147,368	135,579
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
6.500% VRN 4/15/28	599,102	491,929
Motel 6, Term Loan B, 1 mo. USD LIBOR + 5.000%
6.666% VRN 9/09/26	179,367	173,762
Padagis LLC, Term Loan B, 3 mo. USD LIBOR + 4.750%
5.719% VRN 7/06/28	607,211	557,116
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 2/01/28	661,701	619,987
Perrigo Investments, LLC, Term Loan B, 1 mo. SOFR + 2.500%
3.645% VRN 4/20/29	242,469	232,770
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR + 4.250%
5.287% VRN 4/23/29	544,632	472,697
PUG LLC, USD Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 2/12/27	363,543	327,188
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. SOFR + 4.250%
5.474% VRN 2/01/29	1,221,896	1,083,284
2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%,
8.724% VRN 2/01/30	900,831	802,866
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
5.845% - 5.892% VRN 7/09/25	1,000,000	893,500

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Redstone Holdco 2 LP, 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.934% VRN 4/27/28	$550,981	$472,009
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/16/25	413,275	384,796
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. SOFR + 3.000%
4.358% VRN 4/14/29	168,197	159,366
Serta Simmons Bedding LLC, 2020 Super Priority Second Out Term Loan, 1 mo. USD LIBOR + 7.500%
9.009% VRN 8/10/23	862,892	602,359
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
6.286% VRN 4/16/26	69,427	60,189
Sylvamo Corp., Term Loan B, 1 mo. USD LIBOR + 4.500%
6.124% VRN 8/18/28	528,126	498,419
The Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 5.250%
6.212% VRN 5/03/27	130,221	119,804
Tibco Software, Inc.
2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
5.420% VRN 6/30/26	166,242	162,607
2020 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.250%
7.250% VRN 3/03/28	146,642	143,490
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.392% VRN 4/21/28	345,159	319,921
USIC Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%
8.166% VRN 5/14/29	147,059	138,603
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD LIBOR + 4.000%
5.184% VRN 4/24/28	897,329	809,391
		29,918,177

TOTAL BANK LOANS (Cost $61,135,328)		53,259,713

CORPORATE DEBT — 32.2%
Bermuda — 0.5%
Weatherford International Ltd.
8.625% 4/30/30 (h)	744,000	617,361
British Virgin Islands — 0.1%
New Metro Global Ltd.
4.800% 12/15/24 (h)	204,000	110,211
Canada — 0.3%
Bausch Health Cos., Inc.
5.000% 1/30/28 (h)	204,000	108,630
5.000% 2/15/29 (h)	111,000	57,391
5.250% 1/30/30 (h)	12,000	6,196
5.250% 2/15/31 (h)	208,000	106,683
9.000% 12/15/25 (h)	165,000	119,625
		398,525
Cayman Islands — 2.3%
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (h)	2,147,628	1,626,828

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kaisa Group Holdings Ltd.
9.950% 7/23/25 (h) (i)	$1,000,000	$131,204
11.950% 10/22/22 (h)	1,000,000	134,944
Shimao Group Holdings Ltd.
3.450% 1/11/31 (h)	500,000	51,327
6.125% 2/21/24 (h)	721,000	78,447
Sunac China Holdings Ltd.
5.950% 4/26/24 (h)	556,000	80,620
7.950% 10/11/23 (h) (i)	352,000	51,040
Times China Holdings Ltd.
5.550% 6/04/24 (h)	357,000	56,584
Transocean Guardian Ltd.
5.875% 1/15/24 (h)	303,199	280,216
Transocean, Inc.
7.250% 11/01/25 (h)	600,000	445,626
Yuzhou Group Holdings Co. Ltd.
6.000% 10/25/23 (h) (i)	431,000	30,170
7.700% 2/20/25 (h) (i)	721,000	46,865
8.500% 2/04/23 (h) (i)	1,000,000	85,500
		3,099,371
France — 1.6%
Accor SA 5 year EUR Swap + 4.561%
4.375% VRN EUR (e) (h) (j)	100,000	91,174
Altice France SA/France
2.125% 2/15/25 EUR (e) (h)	200,000	180,776
Banijay Group SAS
6.500% 3/01/26 EUR (e) (h)	750,000	655,579
Chrome Holdco SASU
5.000% 5/31/29 EUR (e) (h)	910,000	719,637
Electricite de France SA 5 year EUR Swap + 3.970%
3.375% VRN EUR (e) (h) (j)	800,000	544,900
		2,192,066
Germany — 0.8%
APCOA Parking Holdings GmbH, 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (e) (h)	169,000	160,279
Nidda BondCo GmbH
7.250% 9/30/25 EUR (e) (h)	500,000	436,563
Silknet JSC
8.375% 1/31/27 (h)	426,000	413,859
		1,010,701
Greece — 1.1%
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (e) (h)	963,000	782,918
5 year EUR Swap + 9.195% 8.750% VRN EUR (e) (h) (j)	750,000	548,803
5 year EUR Swap + 9.952% 9.750% VRN 6/26/29 EUR (e) (h)	100,000	97,534
		1,429,255

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
India — 1.2%
Future Retail Ltd.
5.600% 1/22/25 (h)	$950,000	$109,250
IIFL Finance Ltd.
5.875% 4/20/23 (h)	1,555,000	1,518,458
		1,627,708
Ireland — 0.7%
Borets Finance DAC
6.000% 9/17/26 (h)	531,000	144,698
Eurotorg LLC Via Bonitron DAC
9.000% 10/22/25 (h)	482,000	231,360
Motion Bondco DAC
4.500% 11/15/27 EUR (e) (h)	700,000	562,883
Sovcombank Via SovCom Capital DAC 5 year CMT + 6.380%
7.750% VRN (h) (i) (j)	500,000	25,000
		963,941
Italy — 0.4%
Castor SpA 3 mo. EURIBOR + 5.250%
5.250% FRN 2/15/29 EUR (e) (h)	199,000	192,469
Marcolin SpA
6.125% 11/15/26 EUR (e) (h)	400,000	362,158
		554,627
Luxembourg — 0.9%
Acu Petroleo Luxembourg SARL
7.500% 1/13/32 (h)	541,000	454,440
Home Credit & Finance Bank OOO Via Eurasia Capital SA 5 year CMT + 7.362%
8.800% VRN (h) (j)	450,000	45,000
Mangrove Luxco III SARL
7.775% 10/09/25 EUR (e) (h)	300,000	264,083
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (h)	630,737	508,625
		1,272,148
Mexico — 1.5%
Alsea SAB de CV
7.750% 12/14/26 (h)	671,000	634,095
Braskem Idesa SAPI
6.990% 2/20/32 (h)	888,000	685,483
7.450% 11/15/29 (h)	300,000	257,328
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (h)	500,000	442,022
		2,018,928
Netherlands — 1.3%
Elastic NV
4.125% 7/15/29 (h)	462,000	385,669
Metinvest BV
8.500% 4/23/26 (h)	200,000	109,500
Nobian Finance BV
3.625% 7/15/26 EUR (e) (h)	500,000	403,402

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (h)	$367,000	$317,870
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (h)	345,000	271,585
ZF Europe Finance BV
2.500% 10/23/27 EUR (e) (h)	300,000	239,936
3.000% 10/23/29 EUR (e) (h)	100,000	76,270
		1,804,232
Panama — 0.3%
Carnival Corp.
5.750% 3/01/27 (h)	410,000	297,754
7.625% 3/01/26 EUR (e) (h)	150,000	122,902
		420,656
Spain — 0.6%
Anarafe SL
11.750% 3/31/26 EUR (e) (h)	164,354	177,402
Foodco Bondco SA
6.250% 5/15/26 EUR (e) (h)	150,000	118,177
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (h)	555,000	440,571
		736,150
Sweden — 0.5%
Verisure Midholding AB
5.250% 2/15/29 EUR (e) (h)	800,000	637,221
Togo — 0.5%
Ecobank Transnational, Inc. 5 year CMT + 8.211%
8.750% VRN 6/17/31 (h)	797,000	696,578
Ukraine — 0.1%
State Agency of Roads of Ukraine
6.250% 6/24/28 (h)	500,000	124,306
United Kingdom — 6.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.750% 7/15/27 GBP (e) (h)	125,000	109,150
Aston Martin Capital Holdings Ltd.
10.500% 11/30/25 (h)	400,000	364,578
Bellis Finco PLC
4.000% 2/16/27 GBP (e) (h)	100,000	83,912
House of Fraser Funding PLC
1.000% 9/15/20 GBP (e) (h) (i)	150,000	2,739
INEOS Quattro Finance 1 PLC
3.750% 7/15/26 EUR (e) (h)	400,000	335,319
KCA Deutag UK Finance PLC
9.875% 12/01/25 (h)	349,977	331,078
Stonegate Pub Co. Financing 2019 PLC
8.000% 7/13/25 GBP (e) (h)	310,000	345,287
8.250% 7/31/25 GBP (e) (h)	100,000	111,170
Stonegate Pub Co. Financing 2019 PLC, 3 mo. EURIBOR + 5.750%
5.750% FRN 7/31/25 EUR (e) (h)	100,000	95,651
Travelex Issuerco Ltd.
12.500% 8/05/25 GBP (e) (h)	1,344,376	2,029,271
Tullow Oil PLC
7.000% 3/01/25 (h)	1,550,000	1,261,390
10.250% 5/15/26 (h)	939,000	896,745

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TVL Finance PLC 3 mo. GBP LIBOR + 5.395%
6.373% FRN 7/15/25 GBP (e) (h)	$500,000	$540,177
Ukraine Railways Via Rail Capital Markets PLC
7.875% 7/15/26 (h)	500,000	143,050
Vedanta Resources Finance II PLC
8.000% 4/23/23 (h)	750,000	621,563
8.950% 3/11/25 (h)	685,000	541,150
Vedanta Resources Ltd.
6.375% 7/30/22 (h)	500,000	493,750
Vodafone Group PLC 5 year EUR Swap + 3.227%
3.000% VRN 8/27/80 EUR (e) (h)	125,000	99,136
		8,405,116
United States — 11.2%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (h)	595,000	546,677
5.750% 4/20/29 (h)	114,000	97,580
Bath & Body Works, Inc.
6.875% 11/01/35	200,000	160,812
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (h)	155,000	145,782
8.750% 4/15/30 (h)	519,000	445,629
CMG Media Corp.
8.875% 12/15/27 (h)	472,000	372,365
CommScope, Inc.
4.750% 9/01/29 (h)	444,000	358,173
Condor Merger Sub, Inc.
7.375% 2/15/30 (h)	905,000	739,272
CVR Energy, Inc.
5.250% 2/15/25 (h)	525,000	480,380
5.750% 2/15/28 (h)	379,000	337,783
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (h)	1,256,000	1,079,651
DISH DBS Corp.
5.250% 12/01/26 (h)	110,000	85,828
5.750% 12/01/28 (h)	142,000	105,138
DISH Network Corp.
3.375% 8/15/26	750,000	506,625
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	145,818
EQM Midstream Partners LP
4.500% 1/15/29 (h)	170,000	138,020
4.750% 1/15/31 (h)	154,000	122,815
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (i)	514,000	—
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	1,000,000	885,000
Getty Images, Inc.
9.750% 3/01/27 (h)	650,000	617,500
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (h)	218,000	169,990
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.750% 12/01/31 (h)	150,000	123,058
5.500% 1/15/30 (h)	586,000	555,695
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (h)	237,000	232,924
Nabors Industries, Inc.
7.375% 5/15/27 (h)	473,000	449,350

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (h)	$750,000	$675,000
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (h)	176,000	162,580
Nordstrom, Inc.
5.000% 1/15/44	1,202,000	856,425
Occidental Petroleum Corp.
6.125% 1/01/31	452,000	458,068
6.375% 9/01/28	157,000	158,962
Olympus Water US Holding Corp.
4.250% 10/01/28 (h)	210,000	164,482
5.375% 10/01/29 EUR (e) (h)	235,000	176,455
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (h)	120,000	95,100
PROG Holdings, Inc.
6.000% 11/15/29 (h)	717,000	542,181
Service Properties Trust
4.750% 10/01/26	500,000	364,345
Sonic Automotive, Inc.
4.625% 11/15/29 (h)	249,000	192,928
4.875% 11/15/31 (h)	141,000	106,056
Staples, Inc.
10.750% 4/15/27 (h)	1,000,000	660,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	251,000	228,812
Trident TPI Holdings, Inc.
9.250% 8/01/24 (h)	1,125,000	1,029,195
Triumph Group, Inc.
6.250% 9/15/24 (h)	161,000	143,232
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (h)	225,000	167,344
		15,083,030

TOTAL CORPORATE DEBT (Cost $59,942,391)		43,202,131

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Cayman Islands — 6.6%
Alinea CLO Ltd. Series 2018-1A, Class E (h)	1,250,000	1,060,801
Ares XLVIII CLO Ltd. Series 2018-48A, Class E (h)	800,000	648,024
Cedar Funding IV CLO Ltd. Series 2014-4A, Class ERR (h)	1,000,000	873,965
CIFC Funding 2017-V Ltd. Series 2017-5A, Class D (h)	500,000	440,702
Galaxy XXIV Clo Ltd. Series 2017-24A, Class E (h)	700,000	587,685
Madison Park Funding XIII Ltd. Series 2014-13A, Class SUB (h) (k)	500,000	139,287
Madison Park Funding XXVII Ltd. Series 2018-27A, Class D (h)	500,000	424,280
Madison Park Funding XXVIII Ltd. Series 2018-28A, Class F (h)	500,000	400,137
Magnetite VII Ltd. Series 2012-7A, Class SUB (h) (k)	2,000,000	646,610
Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, Class SUB (h) (k)	1,400,000	589,196
Steele Creek Clo 2018-2 Ltd. Series 2018-2A, Class E (h)	850,000	655,725
THL Credit Wind River CLO Ltd.
Series 2018-2A, Class E, 3 mo. USD LIBOR + 5.750% 6.794% FRN 7/15/30 (h)	1,450,000	1,222,169
Series 2017-4A, Class E, 3 mo. USD LIBOR + 5.800% 7.278% FRN 11/20/30 (h)	500,000	426,317

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wellfleet CLO Ltd. Series 2018-1A, Class E (h)	$1,000,000	$806,879
		8,921,777
Ireland — 1.5%
Bain Capital Euro CLO Series 2021-2A, Class E (h)	800,000	622,119
Blackrock European CLO VII DAC Series 7X, Class E (h)	725,000	588,585
Tymon Park CLO DAC Series 1A, Class DRR (h)	1,000,000	798,896
		2,009,600
United States — 0.6%
Wellfleet CLO Ltd. Series 2017-3A, Class D (h)	1,000,000	808,714

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $16,054,829)		11,740,091

TOTAL BONDS & NOTES (Cost $137,132,548)		108,201,935

	Number of Shares
WARRANTS — 0.0%
United Kingdom — 0.0%
Travelex Topco Ltd. (a)	837	45,850

TOTAL WARRANTS (Cost $0)		45,850

TOTAL LONG-TERM INVESTMENTS (Cost $138,465,101)		110,144,183

	Principal Amount
SHORT-TERM INVESTMENTS — 4.5%
Repurchase Agreement — 4.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (l)	$6,058,848	6,058,848

TOTAL SHORT-TERM INVESTMENTS (Cost $6,058,848)		6,058,848

TOTAL INVESTMENTS — 86.5% (Cost $144,523,949) (m)		116,203,031

Less Unfunded Loan Commitments — (0.0)%		(45,663)

NET INVESTMENTS — 86.5% (Cost $144,478,286)		116,157,368

Other Assets/(Liabilities) — 13.5%		18,149,569

NET ASSETS — 100.0%		$134,306,937

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
PIK	Payment In-Kind
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $693,332 or 0.52% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2022, these securities amounted to a value of $273,710 or 0.20% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(g)	Unfunded or partially unfunded loan commitments.
(h)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $51,177,355 or 38.10% of net assets.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2022, these securities amounted to a value of $372,518 or 0.28% of net assets.
(j)	Security is perpetual and has no stated maturity date.
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.
(l)	Maturity value of $6,058,888. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $6,180,032.
(m)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/14/22	EUR	655,861	USD	682,605	$5,097
Bank of America N.A.	7/14/22	GBP	136,967	USD	168,279	(1,530)
Bank of America N.A.	7/14/22	CAD	246,776	USD	190,973	749
Bank of America N.A.	7/14/22	USD	171,428	CAD	221,021	(285)
Barclays Bank PLC	7/14/22	USD	29,815,132	EUR	27,824,134	640,201
Canadian Imperial Bank of Commerce	7/14/22	EUR	568,821	USD	598,822	(2,386)
Canadian Imperial Bank of Commerce	7/14/22	CAD	332,846	USD	257,452	1,138
Citibank N.A.	7/14/22	USD	8,066,876	GBP	6,407,487	266,167
Citibank N.A.	7/14/22	USD	1,803,130	CAD	2,261,186	46,400
JP Morgan Chase Bank N.A.	7/14/22	USD	84,216	CAD	108,540	(109)
						$955,442

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.1%

CORPORATE DEBT — 39.9%
Bermuda — 0.6%
Investment Energy Resources Ltd.
6.250% 4/26/29 (a)	$492,000	$415,740
Brazil — 0.4%
Prumo Participacoes e Investimentos S/A
7.500% 12/31/31 (a)	256,922	234,893
British Virgin Islands — 1.5%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.250% 4/27/29 (a)	945,000	822,283
New Metro Global Ltd.
4.500% 5/02/26 (a)	200,000	90,200
4.800% 12/15/24 (a)	200,000	108,050
		1,020,533
Cayman Islands — 3.9%
IHS Holding Ltd.
6.250% 11/29/28 (a)	892,000	719,398
Kaisa Group Holdings Ltd.
H15T3Y + 15.718% 10.875% VRN (a) (b)	1,000,000	97,496
11.250% 4/16/25 (a)	1,000,000	132,509
11.950% 10/22/22 (a)	1,250,000	168,680
Meituan
3.050% 10/28/30 (a)	529,000	394,697
Rutas 2 and 7 Finance Ltd.
0.000% 9/30/36 (a)	821,667	484,783
Sunac China Holdings Ltd.
5.950% 4/26/24 (a) (c)	930,000	134,850
6.800% 10/20/24 (a)	200,000	28,014
7.500% 2/01/24 (a)	463,000	67,135
7.950% 8/08/22 (a)	200,000	28,897
Times China Holdings Ltd.
6.750% 7/16/23 (a)	200,000	32,000
6.750% 7/08/25 (a)	400,000	52,000
Yuzhou Group Holdings Co. Ltd.
6.350% 1/13/27 (a)	802,000	52,130
7.700% 2/20/25 (a) (c)	1,000,000	65,000
8.375% 10/30/24 (a) (c)	630,000	44,100
8.500% 2/04/23 (a) (c)	1,050,000	89,775
		2,591,464
Chile — 1.0%
Alfa Desarrollo SpA
4.550% 9/27/51 (a)	910,539	653,311

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Greece — 1.7%
Piraeus Financial Holdings SA
5 year EUR Swap + 5.774% 5.500% VRN 2/19/30 EUR (a) (d)	$500,000	$406,500
5 year EUR Swap + 9.195% 8.750% VRN EUR (a) (b) (d)	1,000,000	731,737
		1,138,237
India — 0.6%
Future Retail Ltd.
5.600% 1/22/25 (a)	794,000	91,310
JSW Steel Ltd.
5.050% 4/05/32 (a)	375,000	278,625
		369,935
Indonesia — 1.3%
Indonesia Asahan Aluminium Persero PT
4.750% 5/15/25 (a)	500,000	494,500
Saka Energi Indonesia PT
4.450% 5/05/24 (a)	400,000	366,476
		860,976
Ireland — 1.8%
Borets Finance DAC
6.000% 9/17/26 (a)	531,000	144,697
Eurotorg LLC Via Bonitron DAC
9.000% 10/22/25 (a)	723,000	347,040
Sovcombank Via SovCom Capital DAC
5 year CMT + 6.380% 7.750% VRN (a) (b) (c)	1,450,000	72,500
5 year CMT + 6.427% 8.000% VRN 4/07/30 (a) (c)	1,165,000	58,250
Tinkoff Bank JSC Via TCS Finance Ltd. 5 year CMT + 5.150%
6.000% VRN (a) (b)	1,835,000	578,025
		1,200,512
Luxembourg — 4.1%
Acu Petroleo Luxembourg Sarl
7.500% 7/13/35 (a)	541,000	454,440
Atento Luxco 1 SA
8.000% 2/10/26 (a)	633,000	447,052
B2W Digital Lux Sarl
4.375% 12/20/30 (a)	706,000	533,743
FEL Energy VI Sarl
5.750% 12/01/40 (a)	659,322	478,008
Kernel Holding SA
6.500% 10/17/24 (a)	500,000	228,429
MHP Lux SA
6.250% 9/19/29 (a) (c)	270,000	134,406
Tupy Overseas SA
4.500% 2/16/31 (a)	643,000	494,892
		2,770,970
Mauritius — 4.4%
Axian Telecom
7.375% 2/16/27 (a)	408,000	390,856
India Cleantech Energy
4.700% 8/10/26 (a)	802,164	648,148
India Toll Roads
5.500% 8/19/24 (a)	999,000	941,058

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UPL Corp. Ltd. 5 year CMT + 3.865%
5.250% VRN (a) (b)	$1,250,000	$962,500
		2,942,562
Mexico — 6.5%
Banco Mercantil del Norte SA/Grand Cayman 10 year CMT + 5.034%
6.625% VRN (a) (b)	984,000	804,912
Braskem Idesa SAPI
7.450% 11/15/29 (a)	300,000	257,328
Electricidad Firme de Mexico Holdings SA de CV
4.900% 11/20/26 (a)	263,000	215,129
Grupo Idesa SA de CV
10.125% 5/22/26 (a)	1,107,790	695,138
Infraestructura Energetica Nova SAB de CV
4.750% 1/15/51 (a)	312,000	226,269
Petroleos Mexicanos
5.950% 1/28/31	1,000,000	731,380
6.625% 6/15/38	266,000	173,166
6.950% 1/28/60	1,304,000	802,612
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	442,023
		4,347,957
Oman — 0.6%
Oman Arab Bank SAOG 5 year CMT + 6.807%
7.625% VRN (a) (b)	443,000	435,665
Peru — 0.3%
SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA
3.500% 8/02/28 (a)	265,000	226,379
South Africa — 1.2%
Absa Group Ltd. 5 year CMT + 5.411%
6.375% VRN (a) (b)	925,000	835,553
Ukraine — 0.6%
State Agency of Roads of Ukraine
6.250% 6/24/28 (a)	1,528,000	379,879
United Kingdom — 6.9%
European Bank for Reconstruction & Development GGRRC9MX - .500%
10.570% FRN 10/29/22 EUR (d)	1,200,000	405,143
Oriflame Investment Holding PLC
5.125% 5/04/26 (a)	521,000	329,533
Silknet JSC
8.375% 1/31/27 (a)	597,000	579,985
TBC Bank JSC 5 year USD ICE Swap + 8.995%
10.775% VRN (a) (b)	645,000	629,649
Tullow Oil PLC
7.000% 3/01/25 (a)	340,000	276,692
10.250% 5/15/26 (a)	618,000	590,190
Ukraine Railways Via Rail Capital Markets PLC
7.875% 7/15/26 (a)	600,000	171,660
Ukreximbank Via Biz Finance PLC 5 year USD ICE Swap + 8.178%
9.950% VRN 11/14/29 (a)	500,000	197,500
Vedanta Resources Finance II PLC
8.950% 3/11/25 (a)	1,370,000	1,082,300
9.250% 4/23/26 (a)	550,000	328,403
		4,591,055

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United States — 1.3%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par
4.050% 4/27/26 (a)	$228,000	$187,683
Stillwater Mining Co.
4.500% 11/16/29 (a)	850,000	671,500
		859,183
Uzbekistan — 1.2%
Uzauto Motors AJ
4.850% 5/04/26 (a)	991,000	832,440

TOTAL CORPORATE DEBT (Cost $46,181,581)		26,707,244

SOVEREIGN DEBT OBLIGATIONS — 52.2%
Angola — 2.0%
Angolan Government International Bond
8.250% 5/09/28 (a)	850,000	704,140
9.375% 5/08/48 (a)	900,000	648,450
		1,352,590
Armenia — 0.8%
Republic of Armenia International Bond
3.600% 2/02/31 (a)	740,000	512,050
Bahamas — 0.8%
Bahamas Government International Bond
8.950% 10/15/32 (a)	500,000	347,022
Commonwealth Of Bahamas
9.000% 6/16/29	230,000	182,850
		529,872
Brazil — 3.0%
Brazil Notas do Tesouro Nacional, Series B
6.000% 8/15/50 BRL (d)	1,570,000	1,216,259
Brazilian Government International Bond
4.750% 1/14/50	200,000	135,406
5.625% 2/21/47	900,000	692,365
		2,044,030
Colombia — 5.4%
Colombia Government International Bond
4.000% 2/26/24	460,000	447,291
8.125% 5/21/24	310,000	321,058
Colombian TES
3.500% 5/07/25 COP (d)	4,540,548,410	1,074,587
7.500% 8/26/26 COP (d)	8,270,000,000	1,776,850
		3,619,786

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Costa Rica — 0.8%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	$550,000	$512,628
Czech Republic — 0.9%
Czech Republic Government Interntional Bond
1.500% 4/24/40 CZK (d)	24,770,000	623,237
Dominican Republic — 1.0%
Dominican Republic International Bond
5.500% 2/22/29 (a)	760,000	660,566
Ecuador — 0.4%
Ecuador Government International Bond,
1.000% STEP 7/31/35 (a)	550,000	265,130
Guatemala — 1.0%
Guatemala Government International Bond
4.650% 10/07/41 (a)	910,000	660,035
Ivory Coast — 3.6%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	2,272,676	1,960,183
5.875% 10/17/31 EUR (a) (d)	300,000	245,472
6.625% 3/22/48 EUR (a) (d)	300,000	209,550
		2,415,205
Jamaica — 0.3%
Jamaica Government International Bond
7.875% 7/28/45	200,000	211,400
Jordan — 0.9%
Jordan Government International Bond
5.850% 7/07/30 (a)	810,000	639,932
Malaysia — 1.8%
Malaysia Government International Bond
3.955% 9/15/25 MYR (d)	5,222,000	1,192,359
Mexico — 6.1%
Mexican Bonos
5.750% 3/05/26 MXN (d)	49,330,000	2,181,441
8.500% 5/31/29 MXN (d)	22,070,000	1,065,094
Mexican Udibonos
2.750% 11/27/31 MXN (d)	18,268,575	824,359
		4,070,894
Oman — 1.8%
Oman Government International Bond
6.250% 1/25/31 (a)	550,000	530,354
6.750% 1/17/48 (a)	200,000	172,060
7.375% 10/28/32 (a)	470,000	485,070
		1,187,484
Peru — 1.8%
Peru Government International Bond
6.850% 2/12/42 PEN (d)	5,240,000	1,207,921

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Romania — 2.9%
Romanian Government International Bond
3.624% 5/26/30 EUR (a) (d)	$640,000	$546,959
4.625% 4/03/49 EUR (a) (d)	1,030,000	766,366
5.250% 11/25/27 (a)	640,000	609,600
		1,922,925
Serbia — 2.8%
Serbia Government International Bond
2.050% 9/23/36 EUR (a) (d)	2,549,000	1,564,349
3.125% 5/15/27 EUR (a) (d)	340,000	311,319
		1,875,668
South Africa — 5.7%
Republic of South Africa Government Bond
8.750% 1/31/44 ZAR (d)	20,850,000	995,802
10.500% 12/21/26 ZAR (d)	43,690,000	2,841,008
		3,836,810
Tajikistan — 0.9%
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	618,744
Thailand — 2.4%
Thailand Government International Bond
1.600% 12/17/29 THB (d)	32,125,000	837,454
2.875% 12/17/28 THB (d)	19,943,000	570,031
3.300% 6/17/38 THB (d)	6,457,000	174,837
		1,582,322
Turkey — 1.1%
Turkey Government International Bond
6.350% 8/10/24	800,000	738,248
Ukraine — 0.7%
Ukraine Government International Bond
6.876% 5/21/29 (a)	1,380,000	335,064
7.253% 3/15/33 (a)	500,000	123,660
		458,724
Uruguay — 1.8%
Uruguay Government International Bond
3.875% 7/02/40 UYU (d)	47,125,007	1,238,100
Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
3.700% 11/25/30 (a)	250,000	180,404
Yugoslavia — 1.2%
North Macedonia Government International Bond
1.625% 3/10/28 EUR (a) (d)	350,000	274,192
3.675% 6/03/26 EUR (a) (d)	550,000	511,860
		786,052

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $44,075,382)		$34,943,116

TOTAL BONDS & NOTES (Cost $90,256,963)		61,650,360

TOTAL LONG-TERM INVESTMENTS (Cost $90,256,963)		61,650,360

SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$3,374,206	3,374,206

TOTAL SHORT-TERM INVESTMENTS (Cost $3,374,206)		3,374,206

TOTAL INVESTMENTS — 97.1% (Cost $93,631,169) (f)		65,024,566

Other Assets/(Liabilities) — 2.9%		1,934,554

NET ASSETS — 100.0%		$66,959,120

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $38,990,102 or 58.23% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2022, these securities amounted to a value of $598,881 or 0.89% of net assets.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Maturity value of $3,374,228. Collateralized by U.S. Government Agency obligations with rates ranging from 1.750% - 3.000%, maturity dates ranging from
5/15/23 - 6/30/24 , and an aggregate market value, including accrued interest, of $3,441,784.

(f)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
USD Call RUB Put	Goldman Sachs International	7/13/22	84.94	3,300,000	USD	3,300,000	$(399)	$(77,146)	$76,747

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/12/22	USD	7,233,190	MXN	146,338,286	$(34,775)
Bank of America N.A.	7/19/22	USD	3,929,000	ZAR	64,668,983	(40,373)
Bank of America N.A.	7/19/22	USD	2,496,806	CHF	2,310,771	74,241
Bank of America N.A.	8/16/22	USD	4,470,982	EUR	4,269,766	(16,326)
Bank of America N.A.	8/16/22	USD	2,215,000	TRY	40,363,945	(127,767)
Bank of America N.A.	8/23/22	USD	2,425,521	PHP	128,588,992	95,330
BNP Paribas SA	7/19/22	ZAR	25,326,288	USD	1,610,569	(56,045)
BNP Paribas SA	7/26/22	CNH	21,434,901	USD	3,177,000	24,987
BNP Paribas SA	7/26/22	USD	5,537,114	CNH	35,698,879	204,346
Citibank N.A.	7/12/22	USD	3,438,129	COP	12,953,667,359	321,776
Citibank N.A.	7/28/22	UYU	16,534,336	USD	391,160	22,716
Citibank N.A.	7/28/22	USD	408,255	UYU	16,534,336	(5,621)
Citibank N.A.	8/04/22	UYU	16,968,257	USD	400,667	21,324
Citibank N.A.	8/04/22	USD	417,937	UYU	16,968,257	(4,054)
Citibank N.A.	8/09/22	CLP	1,378,098,150	USD	1,567,000	(76,868)
Citibank N.A.	8/09/22	COP	2,534,222,291	USD	631,299	(24,718)
Citibank N.A.	8/09/22	USD	6,006,186	COP	24,536,772,756	133,168
Citibank N.A.	8/11/22	UYU	8,218,713	USD	193,838	10,557
Citibank N.A.	8/11/22	USD	201,686	UYU	8,218,713	(2,709)
Citibank N.A.	8/16/22	EUR	5,157,774	USD	5,394,000	26,560
Citibank N.A.	8/16/22	NOK	36,902,075	USD	3,918,000	(168,288)
Citibank N.A.	8/16/22	USD	3,780,000	CHF	3,700,310	(106,740)
Citibank N.A.	8/23/22	KRW	1,991,611,960	USD	1,573,775	(27,181)
Citibank N.A.	9/15/22	EGP	27,812,159	USD	1,640,000	(216,733)
Citibank N.A.	12/15/22	USD	3,280,000	EGP	57,775,434	419,495
Goldman Sachs International	7/12/22	COP	7,655,709,600	USD	1,848,000	(6,213)
Goldman Sachs International	7/26/22	THB	18,593,840	USD	536,000	(9,677)
Goldman Sachs International	8/16/22	CZK	38,589,763	USD	1,612,004	13,516
Goldman Sachs International	8/16/22	USD	1,523,000	HUF	566,424,778	36,002
HSBC Bank USA	7/12/22	USD	671,412	BRL	3,248,290	52,057
HSBC Bank USA	7/12/22	USD	819,898	MXN	16,785,689	(13,772)
HSBC Bank USA	7/19/22	RON	7,560,616	USD	1,580,000	19,032
HSBC Bank USA	7/19/22	USD	3,987,592	RON	18,332,558	110,349
HSBC Bank USA	7/26/22	USD	3,746,000	THB	128,911,098	96,999
HSBC Bank USA	8/16/22	ILS	11,496,003	USD	3,344,000	(44,246)
HSBC Bank USA	8/23/22	KRW	2,683,742,070	USD	2,117,000	(32,930)
HSBC Bank USA	8/23/22	USD	4,569,322	THB	157,499,969	105,081
HSBC Bank USA	8/23/22	USD	2,463,141	CNH	16,654,529	(24,164)
HSBC Bank USA	8/23/22	USD	3,046,000	INR	238,425,650	40,551
JP Morgan Chase Bank N.A.	7/12/22	BRL	4,794,903	USD	1,009,156	(94,901)
JP Morgan Chase Bank N.A.	7/12/22	USD	1,361,000	BRL	7,011,328	24,134
JP Morgan Chase Bank N.A.	7/12/22	USD	91,572	COP	355,757,816	5,985
JP Morgan Chase Bank N.A.	7/19/22	USD	5,893,101	ZAR	86,311,834	595,293
Morgan Stanley & Co. LLC	7/12/22	MXN	79,529,665	USD	3,883,000	66,881
Morgan Stanley & Co. LLC	7/19/22	ZAR	57,736,002	USD	3,590,654	(46,827)
Morgan Stanley & Co. LLC	7/19/22	USD	1,703,000	CHF	1,620,518	4,082
Morgan Stanley & Co. LLC	7/26/22	MYR	16,248,838	USD	3,712,486	(20,292)
Morgan Stanley & Co. LLC	8/09/22	PEN	10,678,598	USD	2,767,552	11,112
Morgan Stanley & Co. LLC	8/09/22	USD	1,696,000	PEN	6,515,862	516
Morgan Stanley & Co. LLC	8/16/22	USD	2,016,634	EUR	1,904,482	15,120
Morgan Stanley & Co. LLC	8/23/22	JPY	700,965,552	USD	5,536,000	(353,333)
Morgan Stanley & Co. LLC	8/23/22	MYR	11,869,118	USD	2,702,871	(9,692)
						$986,965

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Note 10 Year	9/21/22	64	$(7,628,840)	$42,840
U.S. Treasury Ultra Bond	9/21/22	9	(1,425,632)	36,538
				$79,378

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Petroleo Brasileiro SA	1.000%	Quarterly	Goldman Sachs International	BB	6/20/27	USD	1,110,000	$(110,613)	$(81,487)	$(29,126)
Republic of Indonesia	1.000%	Quarterly	Goldman Sachs International	BBB	6/20/27	USD	3,080,000	(55,431)	7,735	(63,166)
Republic of Peru	1.000%	Quarterly	Goldman Sachs International	BBB	6/20/27	USD	2,900,000	(27,736)	23,408	(51,144)
United Mexican States	1.000%	Quarterly	Goldman Sachs International	BBB	6/20/27	USD	2,445,000	(76,503)	(8,403)	(68,100)
Federative Republic of Brazil	1.000%	Quarterly	JP Morgan Chase Bank N.A.	BB	6/20/27	USD	1,530,000	(122,340)	(82,599)	(39,741)
Republic of Chile	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A	6/20/27	USD	1,600,000	(7,322)	18,060	(25,382)
Republic of Italy	1.000%	Quarterly	JP Morgan Chase Bank N.A.	BBB	6/20/27	USD	3,000,000	(38,370)	8,907	(47,277)
								$(438,315)	$(114,379)	$(323,936)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	6.740%	Maturity	1/02/23	BRL	13,050,205	$(124,804)	$—	$(124,804)
BRL CDI	Maturity	5.855%	Maturity	1/02/23	BRL	11,441,936	(125,461)	—	(125,461)
BRL CDI	Maturity	6.380%	Maturity	1/02/23	BRL	15,433,847	2,827	—	2,827
1.310%	Annually	3 Month TELBOR	Quarterly	2/25/25	ILS	17,000,000	164,743	—	164,743
							$(82,695)	$—	$(82,695)

OTC Currency Swaps
Paid by the Fund			Received by the Fund
Rate/ Reference	No. of Contracts/ Notional	Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 5.500%	EUR 500,000	Annually	Fixed 6.705%	USD 607,250	Semi-Annually	Citibank N.A.	2/19/25	$78,233	$(350)	$78,583
Fixed 3.675%	EUR 550,000	Annually	Fixed 4.793%	USD 604,450	Semi-Annually	Citibank N.A.	6/03/26	14,804	(467)	15,271
Fixed 3.125%	EUR 340,000	Annually	Fixed 4.320%	USD 367,540	Semi-Annually	Citibank N.A.	5/15/27	4,321	(170)	4,491
Fixed 5.875%	EUR 300,000	Annually	Fixed 8.460%	USD 330,000	Semi-Annually	Citibank N.A.	10/17/31	50,821	(270)	51,091
Fixed 8.750%	EUR 1,000,000	Semi- Annually	Fixed 10.219%	USD 1,218,000	Semi-Annually	JP Morgan Chase Bank N.A.	6/16/26	193,139	300	192,839
								$341,318	$(957)	$342,275

†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments(undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
RON	New Romanian Leu
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments

June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 94.4%
Bermuda — 1.3%
Kunlun Energy Co. Ltd.	160,000	$131,314
Brazil — 3.3%
Atacadao SA	35,000	111,485
BB Seguridade Participacoes SA	29,900	148,316
Localiza Rent a Car SA	8,200	82,118
		341,919
Cayman Islands — 23.5%
Alibaba Group Holding Ltd. (a)	25,088	357,873
China Resources Cement Holdings Ltd.	156,000	104,953
China Resources Land Ltd.	36,000	170,260
JD.com, Inc. Class A	7,162	231,577
Li Auto, Inc. ADR (a)	4,288	164,273
Meituan Class B Class B (a) (b)	11,900	300,711
NetEase, Inc.	9,295	173,956
Sunny Optical Technology Group Co. Ltd.	5,400	87,871
Tencent Holdings Ltd.	13,900	631,247
Topsports International Holdings Ltd. (b)	219,000	199,502
		2,422,223
China — 11.2%
China Construction Bank Corp. Class H	301,000	202,375
China Longyuan Power Group Corp. Class H	97,000	189,201
ENN Natural Gas Co. Ltd. Class A	41,900	116,494
Luxshare Precision Industry Co. Ltd. Class A	21,900	110,880
NARI Technology Co. Ltd. Class A	36,840	148,909
Ping An Bank Co. Ltd. Class A	61,200	137,107
Ping An Insurance Group Co. of China Ltd. Class H	35,000	242,257
		1,147,223
Czech Republic — 0.6%
Komercni banka AS	2,232	62,951
Hong Kong — 2.2%
AIA Group Ltd.	21,000	230,667
India — 11.1%
Axis Bank Ltd. GDR (a)	4,245	170,649
HDFC Bank Ltd. ADR	5,780	317,669
Infosys Ltd. ADR	14,099	260,972
Reliance Industries Ltd. GDR (b)	6,072	394,984
		1,144,274

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Indonesia — 3.2%
Bank Negara Indonesia Persero Tbk PT	302,600	$159,604
Telkom Indonesia Persero Tbk PT	634,000	170,371
		329,975
Luxembourg — 1.3%
Samsonite International SA (a) (b)	63,300	127,947
Mexico — 1.6%
Grupo Financiero Banorte SAB de CV Class O	29,027	162,244
Netherlands — 0.0%
X5 Retail Group N.V. (b) (c) (d)	4,250	—
Republic of Korea — 13.3%
Cheil Worldwide, Inc.	1,517	27,788
Hana Financial Group, Inc.	8,102	246,035
Hyundai Motor Co.	1,251	174,080
LG Chem Ltd.	511	203,351
Samsung Electronics Co. Ltd.	16,301	714,060
		1,365,314
South Africa — 2.4%
AngloGold Ashanti Ltd. Sponsored ADR	7,705	113,957
FirstRand Ltd.	34,529	132,678
		246,635
Taiwan — 13.4%
CTBC Financial Holding Co. Ltd.	153,000	130,000
Hon Hai Precision Industry Co. Ltd.	58,000	212,170
MediaTek, Inc.	6,000	130,675
Powertech Technology, Inc.	44,000	129,634
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	780,405
		1,382,884
Thailand — 1.5%
CP ALL PCL	89,200	151,560
United Arab Emirates — 1.4%
Emaar Properties PJSC	103,601	146,905
United Kingdom — 1.1%
Anglo American PLC	3,080	110,374
United States — 2.0%
Yum China Holdings, Inc.	4,333	210,151

TOTAL COMMON STOCK (Cost $9,644,321)		9,714,560

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Gerdau SA	24,100	102,922

MassMutual Global Emerging Markets Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $124,643)		$102,922

TOTAL EQUITIES (Cost $9,768,964)		9,817,482

MUTUAL FUNDS — 3.9%

United States — 3.9%
iShares MSCI Qatar ETF	5,087	106,369
iShares MSCI Saudi Arabia ETF	7,213	298,546
		404,915

TOTAL MUTUAL FUNDS (Cost $419,435)		404,915

TOTAL LONG-TERM INVESTMENTS (Cost $10,188,399)		10,222,397

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$190,866	190,866

TOTAL SHORT-TERM INVESTMENTS (Cost $190,866)		190,866

TOTAL INVESTMENTS — 101.2% (Cost $10,379,265) (f)		10,413,263

Other Assets/(Liabilities) — (1.2)%		(118,568)

NET ASSETS — 100.0%		$10,294,695

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $1,023,144 or 9.94% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Maturity value of $190,867. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24 , and an aggregate market value, including accrued interest, of $194,687.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Global Floating Rate Fund (“Global Floating Rate Fund”)

MassMutual Global Credit Income Opportunities Fund (“Global Credit Income Opportunities Fund”)

MassMutual Emerging Markets Debt Blended Total Return Fund (“Emerging Markets Debt Blended Total Return Fund”)

MassMutual Global Emerging Markets Equity Fund (“Global Emerging Markets Equity Fund”)

On December 13, 2021, the assets of each of the Barings Global Floating Rate Fund, Barings Global Credit Income Opportunities Fund, Barings Emerging Markets Debt Blended Total Return Fund, and Barings Global Emerging Markets Equity Fund (each, a “Predecessor Fund,” and together the “Predecessor Funds”) were transferred to the Global Floating Rate Fund, Global Credit Income Opportunities Fund, Emerging Markets Debt Blended Total Return Fund, and Global Emerging Markets Equity Fund (each an “Acquiring Fund”), respectively, in exchange for shares of the Acquiring Fund and the assumption by that Acquiring Fund of all of the liabilities of the corresponding Predecessor Fund. Shareholders of the Predecessor Funds received a proportional distribution of shares of the corresponding Acquiring Fund. At the time of this reorganization, each of the Funds was a newly formed series of the Trust, which at the time, was itself a newly created Massachusetts business trust.

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of June 30, 2022, for the Funds’ investments:

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$—	$1,638,568 *	$742,267		$2,380,835
Bank Loans (Less Unfunded Loan Commitments)	—	302,631,566	—	+	302,631,566
Corporate Debt	—	22,348,129	—		22,348,129
Warrants	—	15,612	—		15,612
Unfunded Loan Commitments**	—	(12,513)	—		(12,513)
Total Investments	$—	$326,621,362	$742,267		$327,363,629

Asset Derivatives
Forward Contracts	$—	$2,355,728	$—		$2,355,728

Liability Derivatives
Forward Contracts	$—	$(32,492)	$—		$(32,492)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Credit Income Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Canada	$1,359,711	$—	$—		$1,359,711
France	—	43,386	—		43,386
Spain	—	1,624	—	+	1,624
United Kingdom	—	190,424	273,710		464,134
United States	—	— +	27,543		27,543
Bank Loans (Less Unfunded Loan Commitments)	—	53,017,555	198,223		53,215,778
Corporate Debt	—	43,202,131	—	+	43,202,131
Non-U.S. Government Agency Obligations	—	11,740,091	—		11,740,091
Warrants	—	45,850	—		45,850
Short-Term Investments	—	6,058,848	—		6,058,848
Unfunded Loan Commitments**	—	(1,728)	—		(1,728)
Total Investments	$1,359,711	$114,298,181	$499,476		$116,157,368

Asset Derivatives
Forward Contracts	$—	$959,752	$—		$959,752

Liability Derivatives
Forward Contracts	$—	$(4,310)	$—		$(4,310)

Notes to Portfolio of Investments (Unaudited) (Continued)

Emerging Markets Debt Blended Total Return Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$26,707,244	$—	$26,707,244
Sovereign Debt Obligations	—	34,943,116	—	34,943,116
Short-Term Investments	—	3,374,206	—	3,374,206
Total Investments	$—	$65,024,566	$—	$65,024,566

Asset Derivatives
Forward Contracts	$—	$2,551,210	$—	$2,551,210
Futures Contracts	79,378	—	—	79,378
Swap Agreements	—	508,888	—	508,888
Total	$79,378	$3,060,098	$—	$3,139,476

Liability Derivatives
Forward Contracts	$—	$(1,564,245)	$—	$(1,564,245)
Swap Agreements	—	(688,580)	—	(688,580)
Written Options	—	(399)	—	(399)
Total	$—	$(2,253,224)	$—	$(2,253,224)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Emerging Markets Equity Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Bermuda	$—	$131,314	$—		$131,314
Brazil	341,919	—	—		341,919
Cayman Islands	164,273	2,257,950	—		2,422,223
China	—	1,147,223	—		1,147,223
Czech Republic	—	62,951	—		62,951
Hong Kong	—	230,667	—		230,667
India	1,144,274	—	—		1,144,274
Indonesia	—	329,975	—		329,975
Luxembourg	—	127,947	—		127,947
Mexico	162,244	—	—		162,244
Netherlands	—	—	—	+	—
Republic of Korea	—	1,365,314	—		1,365,314
South Africa	113,957	132,678	—		246,635
Taiwan	—	1,382,884	—		1,382,884
Thailand	—	151,560	—		151,560
United Arab Emirates	—	146,905	—		146,905
United Kingdom	—	110,374	—		110,374
United States	210,151	—	—		210,151
Preferred Stock
Brazil	102,922	—	—		102,922
Mutual Funds	404,915	—	—		404,915
Short-Term Investments	—	190,866	—		190,866
Total Investments	$2,644,655	$7,768,608	$—		$10,413,263

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of June 30, 2022.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and each of the Emerging Markets Debt Blended Total Return Fund and Global Emerging Markets Equity Fund invests substantially all of its assets in foreign securities. The Global Floating Rate Fund may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Floating Rate Fund	$373,328,917	$1,004,078	$(46,969,366)	$(45,965,288)
Global Credit Income Opportunities Fund	144,478,286	1,658,936	(29,979,854)	(28,320,918)
Emerging Markets Debt Blended Total Return Fund	93,631,169	260,957	(28,867,560)	(28,606,603)
Global Emerging Markets Equity Fund	10,379,265	1,336,659	(1,302,661)	33,998

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.